File Nos. 333-69647
                                                                       811-09167
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.  ___                                  [ ]
      Post-Effective  Amendment  No.  _10_                                 [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  _11_                                                 [X]

                        (Check appropriate box or boxes.)

     FSL SEPARATE ACCOUNT M
     -----------------------------------------

     (Exact Name of Registrant)

     Fidelity Security Life Insurance Company
     -----------------------------------------
     (Name of Depositor)

      3130 Broadway, Kansas City, Missouri                          64111-2406
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (800) 648-8624

     Name and Address of Agent for Service
          David James Smith
          Senior Vice President and Secretary
          Fidelity Security Life Insurance Company
          3130 Broadway
          Kansas City, Missouri 64111-2406

     Copies to:
          Judith A. Hasenauer, Esq.
          Blazzard & Hasenauer, P.C.
          1600 South Federal Highway
          Pompano Beach, FL 33062
          (954) 545-9620

It is proposed that this filing will become effective:

__X___ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:
     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
Individual Variable Annuity Contracts

                         CROSS REFERENCE SHEET
                         (Required by Rule 495)

Item No.                                                 Location
- --------                                               --------
                                     PART A
Item 1.   Cover Page                                    Cover Page

Item 2.   Definitions                                   Index of Special Terms


Item 3.   Synopsis                                      Highlights

Item 4.   Condensed Financial Information               Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                       Investment Choices,
                                                        The Company,
                                                        Other Information

Item 6.   Deductions and Expenses                       Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                     The Annuity Contract


Item 8.   Annuity Period                                Annuity Payments

Item 9.   Death Benefit                                 Death Benefit

Item 10.  Purchases and Contract Value                  Purchase, Contract Value

Item 11.  Redemptions                                   Surrenders

Item 12.  Taxes                                         Taxes

Item 13.  Legal Proceedings.                            Other Information

Item 14.  Table of Contents of the Statement of
          Additional Information                        Other Information

                         CROSS REFERENCE SHEET (CONT'D)
                             (Required by Rule 495)

Item No.                                        Location
- --------                                      --------
                                     PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distribution

Item 21.  Calculation of Performance Data       Performance

                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                     PART A

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                             FSL SEPARATE ACCOUNT M
                      FSL FLEXIBLE PREMIUM VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Fidelity Security Life Insurance Company (the Company, we, us, our). This is an individual deferred variable annuity. The contract is offered as a non-qualified annuity, an individual retirement annuity (IRA), as a tax-sheltered annuity
(TSA), or pursuant to other qualified plans. This contract provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (1 fixed account and the available investment options). The fixed account is part of our general assets and provides an investment rate guaranteed by us. The investment options available are portfolios of DWS Investments VIT Funds, Federated Insurance Series, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust, which are listed below. You can put your money in any of these available options which are offered through our separate account, the FSL Separate Account M.

DWS INVESTMENTS VIT FUNDS (Class A Shares)

      DWS Equity 500 Index VIP
      DWS Small Cap Index VIP

FEDERATED INSURANCE SERIES

      Federated Mid Cap Growth Strategies Fund II
      Federated Prime Money Fund II
      Federated Quality Bond Fund II (Primary Shares)
      Federated Fund for U.S. Government Securities II

JANUS ASPEN SERIES (Institutional Shares)

      Janus Aspen Series International Growth Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

      Growth and Income Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

      MFS New Discovery Series
      MFS Total Return Series
      MFS Value Series
      MFS Research International Series

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)

      Equity Growth Portfolio
      International Magnum Portfolio
      U.S. Mid Cap Value Portfolio
      U.S. Real Estate Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)

      Comstock Portfolio

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2007). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page __ of this prospectus. For a free copy of the SAI, call us at
(800) 648-8624 or write to: Fidelity Security Life Insurance Company, Annuity Products, 3130 Broadway, Kansas City, MO 64111-2406.

The Contracts:

      -     are not bank deposits.

      -     are not federally insured.

      -     are not endorsed by any bank or governmental agency.

      -     are not guaranteed and may be subject to loss of principal.


THE SEC HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.

May 1, 2007


                                TABLE OF CONTENTS


INDEX OF SPECIAL TERMS ........................................................
HIGHLIGHTS ....................................................................
FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES .............................
THE COMPANY ...................................................................
THE ANNUITY CONTRACT ..........................................................
PURCHASE ......................................................................
INVESTMENT CHOICES ............................................................
EXPENSES .....................................................................
CONTRACT VALUE ...............................................................
SURRENDERS ...................................................................
DEATH BENEFIT ................................................................
ANNUITY PAYMENTS .............................................................
OTHER BENEFITS ...............................................................
TAXES ........................................................................
PERFORMANCE ..................................................................
OTHER INFORMATION ............................................................
APPENDIX ....................................................................

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

Accumulation Phase ............................................................
Accumulation Unit ............................................................
Annuitant ....................................................................
Annuity Date .................................................................
Annuity Options ..............................................................
Annuity Payments .............................................................
Annuity Unit .................................................................
Beneficiary ..................................................................
Income Phase ..................................................................
Investment Options ............................................................
Non-Qualified ................................................................
Qualified ....................................................................


                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may also assess a surrender charge of up to 7%. The income phase occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look: If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a surrender charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we are required by law to return your original payment, we will put your money in the Federated Prime Money Fund II during the free-look period plus 5 days.

Taxes: The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Inquiries: If you need more information, please contact us at:

Fidelity Security Life Insurance Company
Annuity Products
3130 Broadway
Kansas City, MO 64111-2406
(800) 648-8624


                FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment choices. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Surrender Charge: (as a percentage of purchase payments surrendered - see Notes 1,2 and 3 below)


Easy Pay         Lump Sum
- --------         --------

  6%               7%


declining annually to 0% after year 10 for Easy Pay contracts and after year 7 for Lump Sum contracts (See Note 3 below).

Transfer Fee:
(See Notes 4 & 5 below)             No charge for the first 12 transfers in a
                                    contract year during the accumulation phase;
                                    thereafter, the fee is $50 per transfer.
                                    There is no charge for the 4 allowable
                                    transfers in a contract year during the
                                    income phase.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment option fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES: (as a percentage of the average account value) Mortality and Expense Risk Fees: (See Note 6 below)

Lump Sum ...........................0.90%
Easy Pay ...........................1.50% (0.90% if contract value exceeds $100,000)*

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:

Lump Sum ...........................0.90%
Easy Pay ...........................1.50% (0.90% if contract value exceeds $100,000)*

* Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

NOTES TO FEE TABLE

1. The contract provides for several circumstances under which we will waive or reduce the surrender charge.

2. You can purchase a contract and add to it by making payments in one of two ways:

      o     Lump Sum payments - any payment of $5,000 or more; or

      o Easy Pay payments - any payment of $50 or more but lower than $5,000.

3. The Surrender Charge decreases each complete year from receipt of the Purchase Payments as follows:


 Number of Complete
Years From Receipt of              Surrender Charge
  Purchase Payments              Easy Pay     Lump Sum
  -----------------              --------     --------
        0-1                          6%          7%
         1                           6           6
         2                           6           5
         3                           5           4
         4                           5           3
         5                           4           2
         6                           3           1
         7                           2           0
         8                           2           0
         9                           1           0
10 and thereafter                    0           0


4. We charge $50 per transfer during the accumulation phase for any transfers after 12 in any contract year.

5. When you transfer contract values from one of our annuity contracts to another, we assess an internal transfer fee of 2% of the amount transferred.

6. The contract refers to a Product Expense Charge. This charge is equivalent to the aggregate charges that are sometimes referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge.

The next item shows the minimum and maximum total operating expenses charged by the investment options that you may pay periodically during the time that you own the contract. More detail concerning each investment option's fees and expenses is contained below and in the prospectus for each investment option.


                                                        MINIMUM         MAXIMUM
                                                        -------         -------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
(expenses that are deducted from an investment
option's assets, including management fees,
distribution and/or service (12b-1) fees,
shareholder services fees and other expenses)           0.31%           3.02%

The following table shows the annual operating expenses for each investment option for the year ended December 31, 2006, before and after any applicable contractual expense reimbursements and/or waivers.

      TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR EACH INVESTMENT OPTION



                                                     DISTRIBUTION             ACQUIRED    TOTAL       EXPENSES   TOTAL NET
                                            MANAGE-    AND/OR                   FUND      ANNUAL       WAIVED     ANNUAL
                                            MENT       SERVICE      OTHER     FEES AND   PORTFOLIO     AND/OR    PORTFOLIO
                                            FEES    (12b-1) FEES   EXPENSES   EXPENSES   EXPENSES    REIMBURSED  EXPENSES
                                          ---------  -----------  ---------   ---------   --------   ----------  ---------

DWS INVESTMENTS VIT FUNDS
 (Class A Shares)
   DWS Equity 500 Index VIP                 0.29%(1)    0.00%       0.02%(2)    0.00%      0.31%       0.03%(3)   0.28%(3)
   DWS Small Cap Index VIP                  0.45%(1)    0.00%       0.05%(2)    0.00%       0.50%(4)    0.00%      0.50%

FEDERATED INSURANCE SERIES
   Federated Mid Cap Growth
       Strategies Fund II(5)(6)             0.75%       0.00%       0.81%       0.00%      1.56%       0.00%      1.56%
   Federated Prime Money Fund II(7)(8)(9)   0.50%       0.00%       0.65%       0.00%      1.15%       0.00%      1.15%
   Federated Fund for U.S. Government
      Securities II(10)(11)(12)             0.60%       0.00%       0.39%       0.00%      0.99%       0.00%      0.99%
   Federated Quality Bond Fund II
      (Primary Shares)(13)(14)(15)(16)      0.60%       0.25%       0.39%       0.00%      1.24%       0.00%      1.24%

JANUS ASPEN SERIES (Institutional Shares)
   Janus Aspen Series International
      Growth Portfolio(17)                  0.64%        N/A        0.07%       0.00%      0.71%        N/A       0.71%

LORD ABBETT SERIES FUND, INC.
 (Class VC Shares)
   Growth and Income Portfolio              0.48%       0.00%       0.39%       0.00%      0.87%       0.00%      0.87%

MFS(R) VARIABLE INSURANCE TRUST
 (Service Class)

   MFS New Discovery Series(18)(19)         0.90%       0.25%       0.13%       0.00%      1.28%       0.00%      1.28%
   MFS Total Return Series(18)(19)(20)      0.75%       0.25%       0.10%       0.00%      1.10%       0.02%      1.08%
   MFS Value (18)(19)                       0.75%       0.25%       0.14%       0.00%      1.14%       0.00%      1.14%
   MFS Research International
      Series(18)(19)(21)                    0.90%       0.25%       1.87%       0.00%      3.02%       1.67%      1.35%

THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. (Class I Shares)
   Equity Growth Portfolio(22)              0.50%       0.00%       0.34%       0.00%      0.84%       0.00%     0.84%
   International Magnum Portfolio(23)(24)   0.80%       0.00%       0.38%       0.00%      1.18%       0.00%     1.18%
   U.S. Mid Cap Value Portfolio(22)(23)     0.72%       0.00%       0.30%       0.00%      1.02%       0.00%     1.02%
   U.S. Real Estate Portfolio(22)           0.74%       0.00%       0.27%       0.00%      1.01%       0.00%     1.01%

VAN KAMPEN LIFE INVESTMENT TRUST
 (Class I Shares)
   Comstock Portfolio                       0.56%       0.00%       0.03%       0.00%      0.59%       0.00%     0.59%


(1)  Includes a 0.10% administrative services fee.

(2) Restated on an annualized basis to reflect fee changes which took effect on October 1, 2006.

(3) Through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.28% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses.

(4) Through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.48% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses. Although there can be no assurance that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2007, the Advisor has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2007.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and shareholder services provider waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006.

      Total Waivers and Reduction of Fund Expenses                        0.29%
      Total Actual Annual Fund Operating Expenses (after waivers
         and reduction)                                                   1.27%

(6) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2007. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waivers and reduction) were 0.52% for the fiscal year ended December 31, 2006.

(7) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006.

      Total Waivers and Reduction of Fund Expenses                        0.50%
      Total Actual Annual Fund Operating Expenses (after waivers
          and reduction)                                                  0.65%

(8) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% for the fiscal year ended December 31, 2006.

(9) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2007. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waivers and reduction) were 0.37% for the fiscal year ended December 31, 2006.

(10) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser waived and the shareholder services provider elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006.

      Total Waiver and Reduction of Fund Expenses                         0.27%
      Total Actual Annual Fund Operating Expenses (after waiver
         and reduction)                                                   0.72%

(11) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.58% for the fiscal year ended December 31, 2006.

(12) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2007. Total other expenses paid by the Fund (after the voluntary reduction) were 0.14% for the fiscal year ended December 31, 2006.

(13) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser waived and the distributor and shareholder services provider elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006.

      Total Waiver and Reductions of Fund Expenses                       0.54%
      Total Actual Annual Fund Operating Expenses (after waiver
          and reductions)                                                0.70%

(14) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.56% for the fiscal year ended December 31, 2006.

(15) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2006. The Fund's Primary Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2007.

(16) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2007.

     Total other expenses paid by the Fund's Primary Shares (after the voluntary reduction) were 0.14% for the fiscal year ended December 31, 2006.

(17) Expenses are based upon expenses for the year ended December 31, 2006. All expenses are shown without the effect of any expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

     "Acquired Fund" means any underlying portfolio in which the Portfolio invests or has invested in during the period. Total Annual Portfolio Expenses shown may not correlate to the Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights table in the Fund prospectus, which reflects the operating expenses of the Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01% are included in Other Expenses.

(18) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the fund's prospectus.

(19) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

(20) The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.

(21) MFS has agreed in writing to bear the series' expenses, such that "Other Expenses," determined without giving effect to the expense offset arrangements described above, do not exceed 0.20% annually for the Research International Series. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

(22) The table does not show the effects of the adviser's voluntary fee waivers and/or expense reimbursements. The adviser has voluntarily agreed to reduce its advisory fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses described below, do not exceed 0.85% for the Equity Growth Portfolio; 1.05% for the U.S. Mid Cap Value Portfolio and 1.10% for the U.S. Real Estate Portfolio. In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown. The adviser may terminate these voluntary waivers at any time and without notice.

(23) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio's average net assets for the fiscal year ended December 31, 2006. The Portfolio's estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2006. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

(24) The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. Effective June 1, 2006, the Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.05%. Prior to June 1, 2006, this maximum ratio was 1.15%.

     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.

     For the fiscal year ended December 31, 2006, after giving effect to the Adviser's voluntary advisory fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.09%.

     Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and investment option fees and expenses. There are two sets of examples below. The first set assumes your purchase payments are Lump Sum payments or that your contract value exceeds $100,000. The second set assumes that you are only making Easy Pay purchase payments to your contract and that your contract value does not exceed $100,000.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the investment options. The examples reflect annual investment option expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those options with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Option" above). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


LUMP SUM PAYMENT - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES


                                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                     ---------   ---------   ---------   ---------

(1) If you surrender your contract at the end of the
    applicable time period: ......................................     $992        $1,649      $2,411     $5,155
(2) If you do not surrender your contract or if you
    begin the income phase: ......................................     $392        $1,249      $2,211     $5,155





LUMP SUM PAYMENT - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES



                                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                     ---------   ---------   ---------   ---------
(1) If you surrender your contract at the end of the
    applicable time period: ......................................     $721        $796       $919       $1,783

(2) If you do not surrender your contract or if you
    begin the income phase: ......................................     $121        $396       $719       $1,783



EASY PAY PAYMENTS - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES


                                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                    ---------   ---------   ---------   ---------
(1) If you surrender your contract at the end of the
    applicable time period: ......................................   $1,052       $1,932       $2,921     $5,798


(2) If you do not surrender your contract or if you
    begin the income phase: ......................................   $  452       $1,432       $2,521     $5,798



EASY PAY PAYMENTS - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES


                                                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                     ---------   ---------   ---------   ---------
(1) If you surrender your contract at the end of the
    applicable time period: ......................................   $781         $1,088       $1,463     $2,600

(2) If you do not surrender your contract or if you
    begin the income phase: ......................................   $181         $  588       $1,063     $2,600


THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX TO THIS PROSPECTUS.

THE COMPANY

Fidelity Security Life Insurance Company, 3130 Broadway, Kansas City, Missouri 64111-2406, is a stock life insurance company. We were originally incorporated on January 17, 1969, as a Missouri corporation. We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia and all states except New York, where we are only admitted as a reinsurer. Fidelity Security Life Insurance Company is majority owned by Richard
F. Jones (an individual).

THE ANNUITY CONTRACT

This Prospectus describes the variable annuity contract that we are offering. An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract enters the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can make or lose money in any of these options. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment option(s) you select as well as the interest we credit to the fixed account.


You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract. You can make payments in two ways:

      o     as Lump Sum payments; or

      o     as Easy Pay payments.

A Lump Sum payment is any payment of $5,000 or more. Easy Pay payments are designed to give you the opportunity to make regular payments to your contract. The minimum Easy Pay payment we will accept, whether for your initial payment or a subsequent payment, is $50. The maximum total of all purchase payments we will accept for the contract without our prior consent is $500,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, you choose how we will apply your purchase payments among the investment options. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a surrender charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Federated Prime Money Fund II for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If we do allocate your purchase payment to the Federated Prime Money Fund II and you exercise your free look right, we will return the greater of your contract value or your purchase payments (less withdrawals).

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to our fixed account or to one or more of the available investment options which are listed below. Additional investment options may be available in the future. Check with your broker regarding availability.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses accompany this prospectus. You can also obtain copies of the fund prospectuses by writing us at 3130 Broadway, Kansas City, MO 64111-2406 or calling us at (800) 648-8624. Certain investment options contained in the fund prospectuses may not be available with your contract and/or may not currently be available with your contract. The funds may offer various classes of shares, each of which has a different level of expenses. The fund prospectuses may provide information for share classes that are not available through the contract. When you consult the fund prospectuses, you should be careful to refer only to the information regarding the class of shares that is available through your contract.


DWS INVESTMENTS VIT FUNDS (Class A Shares)

DWS Investments VIT Funds (formerly Scudder Investments VIT Funds) is a trust with multiple series of funds, two of which are available under the contract. Deutsche Investment Management Americas Inc. is the investment advisor of the Funds. Northern Trust Investments, N.A. is the sub-advisor to the DWS Equity 500 Index VIP and the DWS Small Cap Index VIP. The following investment options are available under the contract:

      o    DWS Equity 500 Index VIP
      o    DWS Small Cap Index VIP

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, four of which are available under the contract. Federated Investment Management Company is the investment adviser of Federated Prime Money Fund II, Federated Quality Bond Fund II and Federated Fund for U.S. Government Securities
II. Federated Equity Management Company of Pennsylvania is the adviser for Federated Mid Cap Growth Strategies Fund II. The following investment options are available under the contract:

      o     Federated Mid Cap Growth Strategies Fund II

      o     Federated Prime Money Fund II

      o     Federated Quality Bond Fund II (Primary Shares)

      o     Federated Fund for U.S. Government Securities II


JANUS ASPEN SERIES (Institutional Shares)

Janus Aspen Series is a mutual fund with multiple portfolios, one of which is available under the contract. Janus Capital Management LLC is the investment adviser. The following investment option is available under the contract:

      o     Janus Aspen Series International Growth Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios, one of which is available under the contract. Lord, Abbett & Co. LLC is the investment adviser to the portfolio. The following investment option is available under the contract:

      o     Growth and Income Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

MFS(R) Variable Insurance Trust is a trust comprised of sixteen series, four of which are available under the contract. Massachusetts Financial Services Company is the investment adviser to the series. The following investment options are available under the contract:

      o     MFS New Discovery Series

      o     MFS Total Return Series

      o     MFS Value Series

      o     MFS Research International Series

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I SHARES)

The Universal Institutional Funds, Inc. is a mutual fund with sixteen active portfolios, four of which are available under the contract. Morgan Stanley Investment Management Inc. is the investment adviser to the Portfolios. Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisors for the International Magnum Portfolio on a day-to-day basis. The following investment options are available under the contract:

      o     Equity Growth Portfolio

      o     International Magnum Portfolio

      o     U.S. Mid Cap Value Portfolio

      o     U.S. Real Estate Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I SHARES)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios, one of which is available under the contract. Van Kampen Asset Management is the investment adviser to the Portfolios. The following investment option is available under the contract:

      o     Comstock Portfolio

The investment objectives and policies of certain of the investment options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment options have the same investment advisers.

Allocating assets only to one or a small number of investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that your contract value will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses; (b) small cap securities; and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The investment options believe that offering their shares in this manner will not be disadvantageous to you.

We may perform certain shareholder services and other administrative functions on behalf of the investment options or their investment advisers, distributors and/or affiliates. We may receive revenues from the investment options, their investment advisers, distributors and/or affiliates for performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account we have. These percentages differ; some investment options, investment advisers, distributors and/or affiliates pay us a greater percentage than others, and some do not pay us at all. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a fund's assets. Revenue sharing and Rule 12b-1 fees are included among the several factors that we consider when deciding to include an investment option within this variable product. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.

FIXED ACCOUNT

During the accumulation phase, you may allocate purchase payments and contract values to our fixed account. The fixed account forms a portion of our general account. At our discretion, we may, from time to time, declare an excess interest rate for the fixed account.

GENERAL ACCOUNT

During the income phase, you can select to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you choose this option, the payments you receive will remain level. This option is only available during the income phase.

TRANSFERS

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions. We reserve the right to modify or terminate telephone transfer privileges.

Transfers are subject to the following:

      1. Currently, during the accumulation phase, you can make 12 transfers every contract year without charge. You can transfer into the fixed account from the investment options.

      2. Currently, during the accumulation phase you can only make one transfer in a calendar quarter out of the fixed account into the investment options. Any transfer made pursuant to this provision is counted in determining any transfer fee.

      3. We will assess a $50 transfer fee for each transfer during the accumulation phase in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging Program, the Rebalancing Program, or for loans will not be counted in determining the application of any transfer fee.

      4. The minimum amount which you can transfer is $500 or your entire value in the investment option or fixed account if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging Program, the Rebalancing Program, or loans.

      5. After a transfer is made, you must keep a minimum of $100 in the account (either in the fixed account or an investment option) from which the transfer was made, unless you transfer the entire account.

      6. You may not make a transfer until after the end of the free look period.

      7. A transfer will be effected as of the end of a business day when we receive an acceptable transfer request containing all required information. This would include the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

      8. We are not liable for a transfer made in accordance with your instructions.

      9. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of the fixed account.

      10. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

            a) the requirement of a minimum time period between each transfer;

            b) not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c) limiting the dollar amount that may be transferred between investment options by an owner at any one time.

            (See "Market Timing/Disruptive Transfers" below.)

      11. Transfers do not change your allocation instructions for future purchase payments.

      12.   Transfers made during the income phase are subject to the following:

            a) you may make 4 transfers each contract year between investment options or between the investment options and the general account;

            b) you may not make a transfer within 3 business days of the annuity calculation date; and

            c) you may not make a transfer from the general account to an investment option.

MARKET TIMING/DISRUPTIVE TRANSFERS

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are investment options for the contract are designed for short-term investing. We do not accommodate investors that engage in market timing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an adviser's or sub-adviser's ability to effectively manage a portfolio in accordance with its investment objectives and policies). Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.

The Company has adopted policies and procedures to detect and deter market timing activities. If we become aware of potentially harmful transfer activity, restrictions may be imposed by us on transfers. We reserve the right to take actions to restrict transfers (but have the discretion not to take these actions) including, but not limited to:

      o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      o     restricting transfers into and out of certain investment options.

We attempt to detect disruptive market timing activities by monitoring variable annuity activity and reviewing transfer activity for repetitive transactions. We define "repetitive transactions" as a transaction which occurs more than one time per month on a given annuity contract. If any market timing/frequent trading activity is suspected, the transaction will be further investigated. We will investigate irregular trading patterns. The Company intends to enforce the variable annuity contract limits on free transfers unless an additional number of transfers is approved by the Company.

We apply these policies and procedures uniformly and without exception, waiver, or special arrangement. However, we will not apply these policies and procedures in times of national emergency and/or extreme market volatility where to impose such policies and procedures would cause economic hardship to contract owners.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that the Company has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract owners and other persons with interests in the contracts should be aware that the Company may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the underlying funds.

Our market timing policies and procedures apply only to individuals and entities that own this contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

In addition, contract owners and other persons with interests in the contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

Upon request by an underlying fund, and subject to applicable law, we may provide the underlying fund with the tax identification number or social security number, and other identifying information contained in our records, of contract owners that engaged in sub-account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying fund and the amount and dates of such purchases, redemptions, transfers and exchanges. In some cases, we do not have the tax identification number or other identifying information requested by the fund in our records. In those cases, we rely on the contract owner to provide the information. If the contract owner does not provide the information, we may be directed by the fund to restrict the contract owner from further purchases of fund shares. Such information would be provided to the fund in accordance with policies established by the fund to prevent market timing in the fund.

In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to reject or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the prospectuses of the underlying funds for more details.

We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified. If market timing activity is not detected and deterred, contract owners may experience the adverse effects of market timing.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from a selected investment option or the fixed account to any of the other investment options. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $100. You must have at least $1,200 in the selected investment option or fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you cannot also participate in the Rebalancing Program.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

REBALANCING PROGRAM

Once your money has been allocated among the investment options, the performance of the selected options may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

The Rebalancing Program is available only during the accumulation phase.
If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Amounts allocated to the fixed account are not taken into account as part of the Rebalancing Program. You cannot participate in the Rebalancing Program if you are participating in the Dollar Cost Averaging Program.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the Growth and Income Portfolio and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the Growth and Income Portfolio now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Growth and Income Portfolio to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.

ADDING, DELETING OR SUBSTITUTING INVESTMENT OPTIONS

We do not control the funds, so we cannot guarantee that any of the investment options will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any investment option held in our Separate Account and substitute shares of another open-end management investment company for the shares of any investment option, if the shares of the investment option are no longer available for investment or if, in our judgment, investment in any investment option would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

If an investment option is liquidated, we will ask you to reallocate any amount in the liquidated investment option. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

If you are enrolled in the Dollar Cost Averaging Program or the Rebalancing Program while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your contract value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions and the designated Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT EXPENSE CHARGE

Each day we make a deduction for our Product Expense Charge. We do this as part of our calculation of the value of the accumulation units and the annuity units.

This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. This charge cannot be increased.

We assess the Product Expense Charge each business day and it is based on the average value of your contract. We assess a Product Expense Charge as follows:

      o     Lump Sum Payments: 0.90%, on an annual basis.

      o Easy Pay Payments: 1.50% on an annual basis (0.90% on an annual basis if your contract value exceeds $100,000).*

* Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

REDUCTION OF PRODUCT EXPENSE CHARGE

We may, at our sole discretion, reduce the Product Expense Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our administrative costs or other savings. We would consider making such a reduction when:

      o the size and type of group to whom the contract is offered can reasonably be expected to produce such a cost savings; or

      o the amount of purchase payments can produce some economies resulting in a savings to us.

Any reduction of the Product Expense Charge will not be unfairly discriminatory against any person. We will make such reductions in accordance with our own administrative rules in effect at the time the contract(s) is issued. We have the right to change these rules from time to time.

SURRENDER CHARGE

During the accumulation phase, you can make surrenders from your contract. We keep track of each purchase payment. Subject to the free surrender amount and other waivers discussed below, if you make a surrender and it has been less than the stated number of years since you made your purchase payment, we will assess a Surrender Charge.

Surrender Charge (as a percentage of purchase payments surrendered):


 Number of Complete
Years From Receipt of              Surrender Charge
  Purchase Payments              Easy Pay     Lump Sum
  -----------------              --------     --------
        0-1                          6%           7%
         1                           6            6
         2                           6            5
         3                           5            4
         4                           5            3
         5                           4            2
         6                           3            1
         7                           2            0
         8                           2            0
         9                           1            0
  10 and thereafter                  0            0


Each purchase payment has its own Surrender Charge period. For purposes of the Surrender Charge, we treat surrenders as coming from the most recent purchase payments first. When the surrender is for only part of the value of your contract, the Surrender Charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, earnings are usually considered to come out first.

WAIVER OF SURRENDER CHARGE

Free Partial Surrenders: You may make one surrender of up to 10% of your contract value during a contract year free from any Surrender Charge. This right is non-cumulative.

Internal Transfers: It is our current practice to reduce Surrender Charges for an owner of one of our annuity contracts who wishes to transfer contract values to another of our annuity contracts. The following will apply to such internal transfers:

      o there is an internal transfer fee of 2% of the amount transferred when you make a transfer of contract value to another contract (which could be the variable annuity contract we are offering by this prospectus) issued by us;

      o once transferred into the other contract, the amount transferred will be subject to an Adjusted Surrender Charge in accordance with the following:

                           Adjusted Surrender Charges


                                  Number of Complete Years
                                      you have been our
                                       Annuity Customer
                               ---------------------------------
Number of Complete             5 Years       5-10
Years from Transfer            or less       Years    10 Years +
- -------------------            -------       -----    ----------
       0-1                        6%           4%         3%
        1                         5            3          3
        2                         4            2          2
        3                         3            1          1
        4                         2            0          0
        5                         1            0          0
  6 and longer                    0            0          0


      o If your contract was issued prior to May 14, 1999, or is no longer subject to a Surrender Charge, we will not assess the internal transfer fee for the first internal transfer you make. Once contract values are in the new contract, they will be subject to the Adjusted Surrender Charge shown above. Any subsequent internal transfer will be subject to the above conditions.

Reduction of Surrender Charges: We may, at our sole discretion, reduce the Surrender Charge or the Adjusted Surrender Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our distribution costs. Some examples are: if there is a large group of individuals that will be purchasing the contract or if a prospective purchaser already had a relationship with us. We may, at our sole discretion, not deduct the Surrender Charge under a contract issued to an officer, director or employee of ours or any of our affiliates.

Any reduction of Surrender Charges will not be unfairly discriminatory against any person. We will make such reductions in accordance with our administrative rules in effect at the time the contract is issued. We have the right to change those rules from time to time.

Waiver of Surrender Charges Under Certain Benefits: Under the conditions set out in the contract endorsements providing the following benefits, we will not assess the Surrender Charge when:

      o TERMINAL ILLNESS ENDORSEMENT. You become terminally ill (which means you are not expected to live more than 12 months). Under this benefit, you may make a one time surrender during the accumulation phase up to the full value of your account.

      o NURSING HOME OR HOSPITAL CONFINEMENT ENDORSEMENT. You become confined to a long term care facility, nursing facility or hospital for at least 30 consecutive days. Under this benefit, the maximum amount that you can surrender without the imposition of the Surrender Charge is $2,000 each month for the period of confinement. The maximum total surrenders under this provision is equal to your contract value. This benefit is only available during the accumulation phase.

These benefits may not be available in your state.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states which assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

We will charge $50 for each additional transfer in excess of the free transfers permitted. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging Program, Rebalancing Program, or loans will not be counted in determining the application of any transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of the various investment options, which are described in the fund prospectuses. The annual expenses of the investment options are based on data provided by the respective funds. We have not independently verified such data.

CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our fixed account.

Your interest in the investment option(s) will vary depending upon the investment performance of the options you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

ACCUMULATION UNITS

Every business day we determine the value of an accumulation unit and an annuity unit for each of the investment options. We do this by:

      1) determining the change in investment experience (including any charges) for the investment option from the previous business day to the current business day;

      2) subtracting our Product Expense Charge and any other charges such as taxes we have deducted; and

      3) multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a surrender, we deduct from your contract accumulation units representing the surrender.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and then debit or credit your account.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Growth and Income Portfolio.

SURRENDERS

You can have access to the money in your contract:


      o     by making a surrender (either a partial or a complete surrender); or

      o     by electing to receive annuity payments; or

      o     when a death benefit is paid to your beneficiary; or

      o if your contract was issued as a TSA, by taking a loan out of the fixed account.

Surrenders can only be made during the accumulation phase.

When you make a complete surrender you will receive the value of your contract on the day your request is received less any applicable surrender charge and less any premium tax.

Unless you instruct us otherwise, any partial surrender will be made pro rata from all the investment options and the fixed account you selected. Under most circumstances the amount of any partial surrender must be for at least $500, or your entire interest in the fixed account or an investment option. We require that after a partial surrender is made you keep at least $5,000 in your contract for Lump Sum payments or $1,000 for Easy Pay payments.

Income taxes, tax penalties and certain restrictions may apply to any surrender you make.

There are limits to the amount you can surrender from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation, see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

MINIMUM DISTRIBUTION PROGRAM

If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Minimum Distribution Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans. We will make payments to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). The payment amount and frequency may be limited. The payments will not be subject to the surrender charges and will be in lieu of the 10% free surrender amount allowed each year.

LOANS

If you purchased this contract as a TSA (also referred to as a 403(b) plan), during the accumulation phase you can take a loan out of the fixed account using the contract as collateral. The minimum loan we will make is $2,000. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money in the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions and limitations regarding loans from your TSA contract.

DEATH BENEFIT

DEATH OF CONTRACT OWNER DURING THE ACCUMULATION PHASE

Upon your death or that of the joint owner during the accumulation phase, the death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary unless you have informed us otherwise in writing.


DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PHASE

The death benefit during the accumulation phase will be the greater of:

      1) the purchase payments, less any surrenders including any applicable charges; or

      2)    your contract value.

The amount of the death benefit is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. The death benefit amount remains in an investment option and/or the fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

DEATH BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

A beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation phase. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

OPTION 1 - Lump sum payment of the death benefit; or

OPTION 2 - The payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

OPTION 3 - Payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE INCOME PHASE

If you or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the income phase, the beneficiary becomes the owner. The annuitant is the person whose life we look to when we make annuity payments.

DEATH OF ANNUITANT

Upon the death of the annuitant, who is not an owner, during the accumulation phase, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income (annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first or fifteenth day of a calendar month. You can also choose among income plans. We call those annuity options.

Your annuity date must be at least 1 month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or the 85th birthday of the oldest joint annuitant. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

The dollar amount of your payment from the investment option(s) will depend upon four things:

      o the value of your contract in the investment option(s) on the annuity date;

      o the 3% assumed investment rate used in the annuity table for the contract;

      o     the performance of the investment options you selected; and

      o if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions for expenses, your annuity payments will decrease.

We will determine the amount of your variable annuity payments, including the first, no more than 10 business days prior to the payment date. The payment dates must be the same day each month as the date you selected for the annuity date, i.e., the first or the fifteenth. The day we determine the variable annuity payment is called the annuity calculation date.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option. All annuity payments are made to you unless you direct us otherwise.

OPTION 1 - LIFE ANNUITY. Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

OPTION 2 - LIFE INCOME WITH A GUARANTEED PERIOD. Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period. However, the owner may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

OPTION 3 - SURVIVORSHIP ANNUITY. Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.


OPTION 4 - OTHER OPTIONS. Under this option we provide you with any payout plan that is mutually agreed upon between you and us.

OTHER BENEFITS

DISABILITY BENEFIT

This benefit is only available with respect to Easy Pay payments during the accumulation phase. Under this benefit, so long as you are totally and permanently disabled and can provide us with evidence of that fact, we will pay you a life annuity with fixed payments at your normal retirement date (which is defined in your endorsement) or make a death benefit payment to your beneficiary if you die prior to that date. You should refer to the Company Completion Benefit endorsement in your contract for additional details.


ACCIDENTAL DEATH BENEFIT

During the accumulation phase, in the event that you die due to an accidental injury prior to age 70, we will pay your beneficiary an accidental death benefit equal to the contract value (less any outstanding loan balance if your contract was issued as a 403(b) contract and you took out a loan) on the date of death. This benefit is in addition to the death benefit contained in the contract. The maximum amount of the accidental death benefit is $500,000.

TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes resulting in the earnings on the money held in the contract to be taxed currently to such owner.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or as an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or as an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R.10 Keogh Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includable in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income.

Some withdrawals will be exempt from the penalty. They include any amounts:

      1.    paid on or after the taxpayer reaches age 59 1/2;

      2.    paid after you die;

      3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

      4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5.    paid under an immediate annuity; or

      6.    which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      1.    paid on or after you reach age 59 1/2;

      2.    paid after you die;

      3. paid if you become totally disabled (as that term is defined in the Code);

      4. paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5. paid to you after you have left your employment, after attaining age 55 (age 50 for public safety employees in certain governmental plans);

      6. paid for certain allowable medical expenses (as defined in the Code);

      7.    paid pursuant to a qualified domestic relations order;

      8.    paid on account of an IRS levy upon the qualified contract;

      9.    paid from an IRA for medical insurance (as defined in the Code);

      10.   paid from an IRA for qualified higher education expenses;

      11. paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code); or

      12.   paid as a qualified reservist distribution as defined in the Code.

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities.

Withdrawals can only be made under the following circumstances:

      1.    when an owner reaches age 59 1/2;

      2.    when an owner has a severance from employment;

      3.    when an owner dies;

      4. when an owner becomes disabled (as that term is defined in the Code);

      5. when an amount is paid as a qualified reservist distribution as defined in the Code; or

      6. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

These withdrawal limitations only apply to earnings and salary reduction contributions made after December 31, 1988.

Regulations have been proposed relating to tax-sheltered annuities which would require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax-sheltered annuity contracts. The Internal Revenue Service has indicated that these proposed regulations will not be effective prior to 2008. Owners of tax-sheltered annuity contracts should consult their tax adviser to determine the effect of these proposed regulations on their contracts.

TAXATION OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits available for use with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

REQUIRED DISTRIBUTIONS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

DIVERSIFICATION AND OWNER CONTROL

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangements may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your contract.

If the contract is issued for use under a qualified plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.


PERFORMANCE

We may periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the product expense charges and surrender charges.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options, performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the separate account.

We may provide Owners, upon request, with additional performance information that may include cumulative performance returns of the investment options.
This information will be accompanied by average annual total return performance information for the investment options.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

We established a separate account, FSL Separate Account M (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on August 25, 1998. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

VOTING RIGHTS

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

DISTRIBUTOR

National Pension & Group Consultants, Inc. (NPGC) serves as the distributor for the contracts. NPGC is located at 3130 Broadway, Kansas City, MO 64111-2406.

Commissions will be paid to agents and broker-dealers who sell the contracts. Registered representatives of NPGC are not paid commissions directly on the sale of the contracts but sales of the contracts are counted toward their overall compensation in the form of production bonuses (which will not exceed 3% of purchase payments of the contracts).

NPGC has entered into selling agreements with broker-dealers who may sell the contracts and provide other distribution services. Such broker-dealers will be paid commissions up to 6% of purchase payments. When Fidelity Security compensates a broker-dealer firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Fidelity Security is not involved in determining the compensation of your representative.

Commissions are incurred and paid by Fidelity Security Life Insurance Company and are not deducted from contract purchase payments.

Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contracts. These broker-dealers may classify or rank the contracts of their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

Contract owners should consult the prospectuses for the investment options for information concerning compensation arrangements relating to the distribution of shares of the investment options. Contract owners should consult with their broker-dealers with respect to compensation and revenue sharing arrangements involved in connection with the sale of the contracts.

The Statement of Additional Information contains more information regarding the distributor.

OWNERSHIP

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, you continue as the owner.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;

      4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL STATEMENTS

Our statutory basis financial statements have been included in the Statement of Additional Information. The financial statements of the Separate Account are also included in the Statement of Additional Information.

ADDITIONAL INFORMATION

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a postcard for that purpose.

The Table of Contents of the Statement of Additional Information is as follows:

      Company
      Independent Registered Public Accounting Firm
      Legal Opinions
      Distribution
      Calculation of Performance Information
      Federal Tax Status
      Annuity Provisions
      Financial Statements


APPENDIX

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUE HISTORY

The table below provides accumulation unit values for the periods indicated. The Separate Account commenced operations on May 14, 1999. This data has been extracted from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes which are included in the Statement of Additional Information.



                                  For the Year         For the Year or       For the Year or
                                     Ended              Period Ended          Period Ended        For the Year        For the Year
                                   12/31/06               12/31/05              12/31/04         Ended 12/31/03      Ended 12/31/02
                               ------------------    ------------------   ------------------  ------------------  ------------------
SUB-ACCOUNT                     Lump Sum  Easy Pay   Lump Sum  Easy Pay   Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay
-----------                     --------  --------   --------  --------   --------  --------  --------  --------  --------  --------
MONEY MARKET(1)
Beginning of Period               -         -       $11.08    $10.71    $  11.08  $  10.78  $  11.10  $  10.86  $  11.04  $  10.87
End of Period                     -         -          -         -      $  11.08  $  10.71  $  11.08  $  10.78  $  11.10  $  10.86
Number of Accumulation
   Units Outstanding              -         -          -         -         4,381     4,349     5,788     2,606    19,425     2,112
GROWTH & INCOME(1)
Beginning of Period               -         -       $12.92    $12.50    $  11.58  $  11.27  $   8.87  $   8.68  $  10.95  $  10.78
End of Period                     -         -          -         -      $  12.92  $  12.50  $  11.58  $  11.27  $   8.87  $   8.68
Number of Accumulation
   Units Outstanding              -         -          -         -        53,020    53,693    57,004    46,723    62,028    35,864


LARGE CAP GROWTH(1)
Beginning of Period               -         -       $ 6.95    $ 6.72    $   7.15  $   6.96  $   5.69  $   5.57  $   8.03  $   7.90
End of Period                     -         -          -         -      $   6.95  $   6.72  $   7.15  $   6.96  $   5.69  $   5.57
Number of Accumulation
   Units Outstanding              -         -          -         -        93,329    95,779   100,372    84,824   110,738    65,218

SMALL CAP EQUITY(1)
Beginning of Period               -         -       $15.41    $14.90   $  14.03  $  13.65  $   9.84  $   9.63  $  13.20  $  12.99
End of Period                     -         -          -         -     $  15.41  $  14.90  $  14.03  $  13.65  $   9.84  $   9.63

Number of Accumulation
   Units Outstanding              -         -          -         -       33,413    24,310    34,992    25,483    39,342    21,383

JANUS ASPEN SERIES INTERNATIONAL GROWTH(2)
Beginning of Period             $ 22.10   $ 21.73   $  16.85  $  16.67   $  14.30  $  14.23  $   6.81  $   6.67  $   8.74  $   8.60
End of Period                   $ 32.20   $ 31.48   $  22.10  $  21.73   $  16.85  $  16.67  $  14.30  $  14.23  $   6.81  $   6.67
Number of Accumulation
   Units Outstanding             18,576   16,363      19,936    16,182     20,302    16,331    21,985    15,250    43,607    22,775

DREYFUS EMERGING LEADERS
Beginning of Period(3)(6)       $ 10.54   $ 10.51   $  10.00   $  10.00
End of Period                   $ 11.31   $ 11.21   $  10.54   $  10.51
Number of Accumulation
   Units Outstanding             32,236    37,520     44,383     38,306

FEDERATED MID CAP GROWTH STRATEGIES FUND II
Beginning of Period(4)          $ 11.16   $ 11.10   $  10.00   $  10.00
End of Period                   $ 11.98   $ 11.83   $  11.16   $  11.10
Number of Accumulation
   Units Outstanding                215      164         151        524

FEDERATED PRIME MONEY FUND II
Beginning of Period(4)          $ 10.18   $ 10.12   $  10.00   $  10.00
End of Period                   $ 10.54   $ 10.41   $  10.18   $  10.12
Number of Accumulation
   Units Outstanding              1,725    1,169       1,696      1,408

FEDERATED QUALITY BOND FUND II
Beginning of Period(4)          $ 10.04   $  9.98   $  10.00   $  10.00
End of Period                   $ 10.36   $ 10.24   $  10.04   $   9.98
Number of Accumulation
   Units Outstanding                777        19        769         16

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Beginning of Period(4)          $ 10.11   $ 10.05   $  10.00   $  10.00
End of Period                   $ 10.44   $ 10.31   $  10.11   $  10.05
Number of Accumulation
   Units Outstanding                198        99       190        368

LORD ABBETT GROWTH AND INCOME
Beginning of Period(3)          $ 10.46   $ 10.43   $  10.00   $  10.00
End of Period                   $ 12.16   $ 12.05   $  10.46   $  10.43
Number of Accumulation
   Units Outstanding              48,948   64,767     59,403     62,854

MFS NEW DISCOVERY
Beginning of Period(4)          $ 10.30   $ 10.24   $  10.00   $  10.00
End of Period                   $ 11.52   $ 11.39   $  10.30   $  10.24
Number of Accumulation
   Units Outstanding                  0         7        196          7

MFS TOTAL RETURN
Beginning of Period(4)          $ 9.48    $ 9.42    $  10.00   $  10.00
End of Period                   $10.49    $10.36    $   9.48   $   9.42
Number of Accumulation
   Units Outstanding              7,865    1,378       7,856      1,604

MFS VALUE
Beginning of Period(4)          $ 10.17   $ 10.11   $  10.00   $  10.00
End of Period                   $ 12.15   $ 12.00   $  10.17   $  10.11
Number of Accumulation
   Units Outstanding                242         0        242          0

MFS RESEARCH INTERNATIONAL
Beginning of Period(5)          $ 11.97   $ 11.92   $  10.00   $  10.00
End of Period                   $ 14.87   $ 14.72   $  11.97   $  11.92
Number of Accumulation
   Units Outstanding                228      182         148        232

DWS EQUITY 500 INDEX VIP (formerly Scudder VIT Equity 500 Index Fund
 Sub-Account)
Beginning of Period(4)          $ 10.37   $ 10.31   $  10.00   $  10.00
End of Period                   $ 11.88   $ 11.74   $  10.37   $  10.31
Number of Accumulation
   Units Outstanding                912     5,760        899      5,011

UIF EQUITY GROWTH
Beginning of Period(4)          $ 11.47   $ 11.40   $  10.00   $  10.00
End of Period                   $ 11.83   $ 11.69   $  11.47   $  11.40
Number of Accumulation
   Units Outstanding              38,243   56,868     47,065     58,025

UIF INTERNATIONAL MAGNUM
Beginning of Period(4)          $ 11.01   $ 10.94   $  10.00   $  10.00
End of Period                   $ 13.65   $ 13.49   $  11.01   $  10.94
Number of Accumulation
   Units Outstanding                179       120        179         46

UIF U.S. MID CAP VALUE
Beginning of Period(4)          $ 11.13   $ 11.06   $  10.00   $  10.00
End of Period                   $ 13.31   $ 13.16   $  11.13   $  11.06
Number of Accumulation
   Units Outstanding                289       372        224        349

UIF U.S. REAL ESTATE
Beginning of Period(4)          $ 11.60   $ 11.53   $  10.00   $  10.00
End of Period                   $ 15.87   $ 15.68   $  11.60   $  11.53
Number of Accumulation
   Units Outstanding                839       664        853        677

VAN KAMPEN LIT COMSTOCK

Beginning of Period(4)          $ 10.34   $ 10.28   $  10.00   $  10.00
End of Period                   $ 11.92   $ 11.78   $  10.34   $  10.28
Number of Accumulation
   Units Outstanding              2,650       880      2,644      1,075




                              For the Year        For the Year        For the Period
                              Ended 12/31/01      Ended 12/31/00      Ended 12/31/99
                              ------------------  ------------------  ------------------
                              Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay
                              --------  --------  --------  --------  --------  --------

MONEY MARKET
Beginning of Period           $  10.75  $  10.65  $  10.23  $  10.19  $  10.00  $  10.00
End of Period                 $  11.04  $  10.87  $  10.75  $  10.65  $  10.23  $  10.19
Number of Accumulation
   Units Outstanding            16,200     2,133    16,395     1,329    20,570       157

GROWTH & INCOME
Beginning of Period           $  11.83  $  11.71  $  10.30  $  10.27  $  10.00  $  10.00
End of Period                 $  10.95  $  10.78  $  11.83  $  11.71  $  10.30  $  10.27
Number of Accumulation
   Units Outstanding            75,941    25,964    72,862    12,969    16,745     2,344

LARGE CAP GROWTH
Beginning of Period           $  10.74  $  10.63  $  12.31  $  12.27  $  10.00  $  10.00
End of Period                 $   8.03  $   7.90  $  10.74  $  10.63  $  12.31  $  12.27
Number of Accumulation
  Units Outstanding            119,634    41,542   129,215    20,506    25,582     3,477

SMALL CAP EQUITY
Beginning of Period           $  14.75  $  14.61  $  15.30  $  15.24  $  10.00  $  10.00
End of Period                 $  13.20  $  12.99  $  14.75  $  14.61  $  15.30  $  15.24
Number of Accumulation
  Units Outstanding             44,640    14,413    46,803     6,847     8,438       971

JANUS ASPEN SERIES INTERNATIONAL GROWTH(2)
Beginning of Period           $  11.05  $  10.95  $  12.39  $  12.34  $  10.00  $  10.00
End of Period                 $   8.74  $   8.60  $  11.05  $  10.95  $  12.39  $  12.34
Number of Accumulation
   Units Outstanding            46,576    16,849    48,924     8,978    12,371     1,177



(1) On July 15, 2005, the Company substituted shares of the portfolios of Investors Mark Series Fund, Inc. with shares of certain series of registered investment companies.

(2) Effective on or about March 21, 2003, the Berger IPT-International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

(3)   Sub-account commenced operations on June 15, 2005.

(4)   Sub-account commenced operations on January 1, 2005.

(5)   Sub-account commenced operations on May 1, 2005.

(6)   The Emerging Leaders Portfolio was liquidated on April 30, 2007.


                                       A-1


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                       VARIABLE AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                             FSL SEPARATE ACCOUNT M

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                   May 1, 2007


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2007, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract which is described herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: 3130 Broadway, Kansas City, MO 64111-2406, (800) 648-8624.




                                TABLE OF CONTENTS

                                                                      Page

COMPANY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL OPINIONS

DISTRIBUTION
         Reduction of the Surrender Charge

CALCULATION OF PERFORMANCE INFORMATION
         Total Return
         Historical Unit Values
         Reporting Agencies
         Performance Information

FEDERAL TAX STATUS
         General
         Diversification
         Owner Control
         Multiple Contracts
         Partial 1035 Exchanges
         Contracts Owned by Other than Natural Persons
         Tax Treatment of Assignments
         Gifting a Contract
         Death Benefits
         Income Tax Withholding
         Tax Treatment of Withdrawals - Non-Qualified Contracts
         Withdrawals - Investment Adviser Fees
         Delayed Annuity Payments
         Qualified Plans
         Tax Treatment of Withdrawals - Qualified Contracts
         Required Distributions
         Tax-Sheltered Annuities - Withdrawal Limitations
         Hurricane Victims Tax Relief

ANNUITY PROVISIONS
         Fixed Annuity
         Annuity Unit
         Net Investment Factor
         Expense Guarantee

FINANCIAL STATEMENTS




                                     COMPANY

Fidelity Security Life Insurance Company (the "Company" or "we") was originally incorporated on January 17, 1969, as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $3.5 billion of life insurance in force and in excess of $480 million in assets. It provides life and
health  insurance,   retirement   plans,  and  related  financial   services  to
individuals and groups.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory basis financial statements of Fidelity Security Life Insurance Company as of and for the three year period ended December 31, 2006, prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, and the statement of net assets of FSL Separate Account M as of December 31, 2006, and the related statements of operations for the year then ended, changes in net assets for the two years then ended, and the financial highlights for the four years then ended have been included herein and in this Registration Statement in reliance upon the reports of KPMG LLP an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the Fidelity Security Life Insurance Company FSL Separate Account M refers to the restatement of its financial highlights for each of the years in the three year period ended December 31, 2005.


                                 LEGAL OPINIONS

Blazzard & Hasenauer, P.C., Fairfield, Connecticut and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

National Pension and Group Consultants, Inc. ("NPGC" or "Distributor") acts as the distributor of the Contracts. NPGC is an affiliate of the Company. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is a Missouri corporation and its home office is located at 3130 Broadway, Kansas City, MO 64111. Distributor is an affiliate of the Company. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD. Distributor enters into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:




                                                                          Aggregate Amount of
                                                                         Commissions Retained
Fiscal                     Aggregate Amount of                              By Distributor After
Year              Commissions Paid to Distributor                       Payments to Selling Firms

2004                            $30,819                                         $29,567
2005                            $15,477                                         $14,676
2006                            $16,077                                         $15,181

Distributor passes through commissions to selling firms for their sales. In addition, we may pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain other payments. The following list sets forth the names of selling firms that received compensation in 2006 in connection with the sale of our variable annuity contracts (including the Contracts).

First Financial Services Corporation was the only selling firm in 2006.

The prospectus contains more information regarding the Distributor.

Reduction of the Surrender Charge

The amount of the Surrender Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Surrender Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the Surrender Charge.

The Surrender Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .90% or 1.50% Product Expense Charge (depending on the contract value or the type of purchase payment), the expenses for the underlying investment option being advertised and any applicable Surrender Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Surrender Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                       n
             P ( 1 + T)  = ERV

Where:

         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years
         ERV =    ending redeemable value at the end of the time periods used
                  (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Surrender Charge. The deduction of any Surrender Charge would reduce any percentage increase or make greater any percentage decrease.

We may provide Owners, upon request, with additional performance information that may include cumulative performance returns of the investment options.
This information will be accompanied by average annual total return performance information for the investment options.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

The Accumulation Units invest in the portfolios of various underlying funds. The Separate Account has commenced operations relatively recently. The portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of these portfolios affects Accumulation Unit values, performance information may be developed. The information will be based upon the historical experience of the portfolios for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio.

Performance figures for the Accumulation Units will reflect the Product Expense Charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the Product Expense Charges, the portfolio expenses, and assume that you make a surrender at the end of the period and therefore the Surrender Charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no surrender is assumed.


                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Fidelity Security, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangement may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also quality as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes resulting in the earnings on the money held in the Contract to be taxable to such owner currently. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same manner as annuity payments. Estate taxes may also apply.

Certain death benefits for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase or a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a Contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract Owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from Non-Qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments

Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


A.       Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Regulations have been proposed relating to tax-sheltered annuities which would require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax- sheltered annuity contracts. The Internal Revenue Service has indicated that these proposed regulations will not be effective prior to 2008. Owners of tax-sheltered annuity contracts should consult their tax advisor to determine the effect of these proposed regulations on their Contracts.

B.       Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         Roth IRAs


Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse,child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.       Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. Government And Tax-Exempt Organization's Deferred Compensation Plan Under Section 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

o        attains the age 70 1/2,
o        has a severance from employment,
o        dies, or
o        suffers an unforeseeable financial emergency as defined in the Code.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55 (age 50 for public safety employees in certain governmental plans as defined in Section 72(t)(10) of the Code); (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (k) paid as a qualified reservist distribution (as defined in
Section 72(t)(2)(G) of the Code).

The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code
Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions may under certain circumstances include the actuarial value of other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.


Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code).

Withdrawals can only be made under the following circumstances:

      1.    when an owner reaches age 59 1/2;

      2.    when an owner has a severance from employment;

      3.    when an owner dies;

      4. when an owner becomes disabled (as that term is defined in the Code);

      5. when an amount is paid as a qualified reservist distribution as defined in the Code; or

      6. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Hurricane Victims Tax Relief

Recent tax law changes have been made regarding Qualified Contracts to provide victims of Hurricanes Katrina, Rita and Wilma with special tax relief for certain periods of time related to the tax treatment of withdrawals, the 10% penalty tax, recontribution of certain withdrawal amounts and the limitations applicable to loan amounts and repayments. Persons eligible for the special tax treatment are generally those whose principal residence was in the designated hurricane disaster area and who sustained an economic loss from the applicable hurricane. Owners should consult their own tax advisors regarding their eligibility for this tax relief.


                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the Separate Account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units per payment in each Subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

Annuity Unit

The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of (a) the Net Investment Factor for the business day for which the annuity unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment option for any business day is determined by dividing:

(a) the accumulation unit value as of the close of the current business day, by

(b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.


Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.


                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                              Financial Statements

                           December 31, 2006 and 2005

     (With Report of Independent Registered Public Accounting Firm Thereon)

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Fidelity Security Life Insurance Company
FSL Separate Account M

   and

The Board of Directors
Fidelity Security Life Insurance Company:

We consent to the use of our report dated April 24, 2007, with respect to the statutory financial statements of Fidelity Security Life Insurance Company and to the use of our report dated April 30, 2007, with respect to the statement of net assets of Fidelity Security Life Insurance Company FSL Separate Account M (comprised of individual subaccounts as listed in note 1 to the financial statements) as of December 31, 2006, and the related statements of operations for the year then ended; the statement of changes in net assets for each of the years in the period then ended; and the financial highlights for each of the years in the four-year period then ended, except for those individual series operating for a portion of such periods as disclosed in the financial statements, which reports appear in the Statement of Additional Information accompanying the Prospectus of FSL Flexible Premium Variable Annuity, included in the Post-Effective Amendment No. 10 to the Registration Statement under the Securities Exchange Act of 1933 (File No. 333-69647) on Form N-4 and Amendment No. 11 to the Registration Statement under the Investment Company Act of 1940 (Registration No. 811-09167) and to the reference to our firm under the heading of Experts, also in the Statement of Additional Information. Our report on the Fidelity Security Life Insurance Company FSL Separate Account M refers to the restatement of its financial highlights for each of the years in the three year period ended December 31, 2005.


                                        /s/ KPMG LLP

Kansas City, Missouri
April 30, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Fidelity Security Life Insurance Company
   FSL Separate Account M

and

The Board of Directors
Fidelity Security Life Insurance Company:

We have audited the accompanying statement of net assets of the Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) (comprised of the individual subaccounts as indicated in note 1 to the financial statements) as of December 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the period then ended, and the financial highlights for each of the four years in the period then ended, except for those individual series operating for a portion of such periods as disclosed in the financial statements. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the subaccounts constituting the Separate Account as of December 31, 2006, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, except for those operating for a portion of such periods as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the financial statements, the Separate Account has restated its financial highlights for each of the years in three-year period ended December 31, 2005.


                                        /s/ KPMG LLP

Kansas City, Missouri
April 30, 2007

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                             Statement of Net Assets

                                December 31, 2006

                                                    MFS VARIABLE INSURANCE TRUST       DWS
                                               ------------------------------------- SCUDDER      FEDERATED INSURANCE SERVICES
                                                 VIT                                  EQUITY -------------------------------------
                                                VALUE    RESEARCH      NEW     TOTAL   500     MID CAP   PRIME   US GOV'T  QUALITY
                                               SERIES INTERNATIONAL DISCOVERY RETURN  INDEX   GROWTH II  MONEY  SECURITIES   BOND
                                                --IC    SERIES--SC    SERIES  SERIES   FUND  STRATEGIES FUND II   FUND II  FUND II
                                               ------ ------------- --------- ------ ------- ---------- ------- ---------- -------
Assets:
   Investments:
      MFS VIT Value Series-IC:
         211 shares at net asset value of
            $14.42 per share (cost $2,518)     $3,047        --         --        --      --       --        --       --       --
      MFS Research International Series-IC:
         423 shares at net asset value of
            $14.40 per share (cost $5,071)         --     6,091         --        --      --       --        --       --       --
      MFS New Discovery Series:
         6 shares at net asset value of
            $17.15 per share (cost $87)            --        --        107        --      --       --        --       --       --
      MFS Total Return Series:
         4,466 shares at net asset value of
            $21.67 per share (cost $91,467)        --        --         --    96,806      --       --        --       --       --
      DWS Scudder Equity 500 Index Fund:
         5,239 shares at net asset value of
            $14.97 per share (cost $66,728)        --        --         --        --  78,461       --        --       --       --
      Federated Mid Cap Growth II Strategies:
         176 shares at net asset value of
            $25.64 per share (cost $4,276)         --        --         --        --      --    4,513        --       --       --
      Federated Prime Money Fund II:
         30,278 shares at net asset value of
            $1.00 per share (cost $30,278)         --        --         --        --      --       --    30,278       --       --
      Federated US Govt Securities Fund II:
         272 shares at net asset value of
            $11.34 per share (cost $3,067)         --        --         --        --      --       --        --    3,087       --
      Federated Quality Bond Fund II:
         728 shares at net asset value of
            $11.29 per share (cost $8,213)         --        --         --        --      --       --        --       --    8,221
      MS International Magnum I:
         285 shares at net asset value of
            $14.26 per share (cost $3,343)         --        --         --        --      --       --        --       --       --
      MS Equity Growth:
         67,969 shares at net asset value of
            $16.48 per share (cost $974,322)       --        --         --        --      --       --        --       --       --
      MS Mid Cap Value:
         442 shares at net asset value of
            $19.74 per share (cost $8,372)         --        --         --        --      --       --        --       --       --
      MS US Real Estate:
         806 shares at net asset value of
            $29.36 per share (cost $18,495)        --        --         --        --      --       --        --       --       --
      Van Kampen Comstock Life Invest Trust:
         2,775 shares at net asset value of
            $14.75 per share (cost $36,727)        --        --         --        --      --       --        --       --       --
      Lord Abbett Growth & Income:
         46,996 shares at net asset value of
            $29.34 per share (cost $1,271,643)     --        --         --        --      --       --        --       --       --
      Dreyfus Emerging Leaders:
         36,497 shares at net asset value of
            $21.51 per share (cost $808,382)       --        --         --        --      --       --        --       --       --
      Janus Aspen International:
         Growth Portfolio:
            21,897 shares at net asset value
               of $51.21 per share
               (cost $457,091)                     --        --         --        --      --       --        --       --       --
                                               ------     -----        ---    ------  ------    -----    ------    -----    -----
               Total assets                     3,047     6,091        107    96,806  78,461    4,513    30,278    3,087    8,221
                                               ------     -----        ---    ------  ------    -----    ------    -----    -----
Liabilities:
   Accrued mortality and expense risk charges       1         3         --        30      35        1         9       --        2
                                               ------     -----        ---    ------  ------    -----    ------    -----    -----
               Net assets                      $3,046     6,088        107    96,776  78,426    4,512    30,269    3,087    8,219
                                               ======     =====        ===    ======  ======    =====    ======    =====    =====

See accompanying notes to financial statements.

                                                                                    VAN
                                                       MORGAN STANLEY             KAMPEN
                                            ------------------------------------ COMSTOCK    LORD             JANUS ASPEN
                                                                     MID    US     LIFE     ABBETT   DREYFUS INTERNATIONAL
                                            INTERNATIONAL   EQUITY   CAP   REAL   INVEST   GROWTH & EMERGING     GROWTH
                                               MAGNUM I     GROWTH  VALUE ESTATE   TRUST    INCOME   LEADERS   PORTFOLIO     TOTAL
                                            ------------- --------- ----- ------ -------- --------- -------- ------------- ---------
Assets:
   Investments:
      MFS VIT Value Series-IC:
         211 shares at net asset value of
            $14.42 per share (cost $2,518)      $   --           --    --     --      --         --       --          --       3,047
      MFS Research International Series-IC:
         423 shares at net asset value of
            $14.40 per share (cost $5,071)          --           --    --     --      --         --       --          --       6,091
      MFS New Discovery Series:
         6 shares at net asset value of
            $17.15 per share (cost $87)             --           --    --     --      --         --       --          --         107
      MFS Total Return Series:
         4,466 shares at net asset value of
            $21.67 per share (cost $91,467)         --           --    --     --      --         --       --          --      96,806
      DWS Scudder Equity 500 Index Fund:
         5,239 shares at net asset value of
            $14.97 per share (cost $66,728)         --           --    --     --      --         --       --          --      78,461
      Federated Mid Cap Growth II
         Strategies:
         176 shares at net asset value of
            $25.64 per share (cost $4,276)          --           --    --     --      --         --       --          --       4,513
      Federated Prime Money Fund II:
         30,278 shares at net asset value
            of $1.00 per share
            (cost $30,278)                          --           --    --     --      --         --       --          --      30,278
      Federated US Govt Securities Fund II:
         272 shares at net asset value of
            $11.34 per share (cost $3,067)          --           --    --     --      --         --       --          --       3,087
      Federated Quality Bond Fund II:
         728 shares at net asset value of
            $11.29 per share (cost $8,213)          --           --    --     --      --         --       --          --       8,221
      MS International Magnum I:
         285 shares at net asset value of
            $14.26 per share (cost $3,343)       4,070           --    --     --      --         --       --          --       4,070
      MS Equity Growth:
         67,969 shares at net asset value
            of $16.48 per share
            (cost $974,322)                         --    1,120,547    --     --      --         --       --          --   1,120,547
      MS Mid Cap Value:
         442 shares at net asset value of
            $19.74 per share (cost $8,372)          --           -- 8,743     --      --         --       --          --       8,743
      MS US Real Estate:
         806 shares at net asset value of
            $29.36 per share (cost $18,495)         --           --    -- 23,669      --         --       --          --      23,669
      Van Kampen Comstock Life Invest
         Trust:
         2,775 shares at net asset value of
            $14.75 per share (cost $36,727)         --           --    --     --  40,949         --       --          --      40,949
      Lord Abbett Growth & Income:
         46,996 shares at net asset value
            of $29.34 per share
            (cost $1,271,643)                       --           --    --     --      --  1,378,850       --          --   1,378,850
      Dreyfus Emerging Leaders:
         36,497 shares at net asset value
            of $21.51 per share
            (cost $808,382)                         --           --    --     --      --         --  785,330          --     785,330
      Janus Aspen International:
         Growth Portfolio:
            21,897 shares at net asset
               value of $51.21 per share
               (cost $457,091)                      --           --    --     --      --         --       --   1,121,332   1,121,332
                                                ------    --------- ----- ------  ------  ---------  -------   ---------   ---------
               Total assets                      4,070    1,120,547 8,743 23,669  40,949  1,378,850  785,330   1,121,332   4,714,101
                                                ------    --------- ----- ------  ------  ---------  -------   ---------   ---------
Liabilities:
   Accrued mortality and expense risk
      charges                                        2          424     4      6      14        511      289         399       1,730
                                                ------    --------- ----- ------  ------  ---------  -------   ---------   ---------
               Net assets                       $4,068    1,120,123 8,739 23,663  40,935  1,378,339  785,041   1,120,933   4,712,371
                                                ======    ========= ===== ======  ======  =========  =======   =========   =========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                             Statement of Operations

                          Year ended December 31, 2006

                                                                                    DWS
                                            MFS VARIABLE INSURANCE TRUST          SCUDDER        FEDERATED INSURANCE SERVICES
                                    --------------------------------------------   EQUITY  ----------------------------------------
                                        VIT        RESEARCH       NEW      TOTAL    500      MID CAP    PRIME    US GOV'T   QUALITY
                                       VALUE    INTERNATIONAL  DISCOVERY  RETURN   INDEX    GROWTH II   MONEY   SECURITIES    BOND
                                    SERIES--IC    SERIES--SC     SERIES   SERIES    FUND   STRATEGIES  FUND II    FUND II   FUND II
                                    ----------  -------------  ---------  ------  -------  ----------  -------  ----------  -------
Investment income:
   Investment income distributions
      from underlying mutual funds     $ 24            49          --      1,976     751        --      1,352       264       320
   Mortality and expense charges
      and administrative charges         25            81           2        921     955         7        351        49        73
                                       ----         -----        ----      -----   -----      ----      -----      ----       ---
      Net investment income (loss)       (1)          (32)         (2)     1,055    (204)       (7)     1,001       215       247
                                       ----         -----        ----      -----   -----      ----      -----      ----       ---
Realized gains (losses) on
   investments:
   Capital gain distributions            82           137           2      2,897      --        --         --        --        --
   Realized gain (loss) on sale of
      fund shares                         3           428         300        (60)    102       465         --      (171)       (1)
                                       ----         -----        ----      -----   -----      ----      -----      ----       ---
      Total realized gains
         (losses) on investments         85           565         302      2,837     102       465         --      (171)       (1)
                                       ----         -----        ----      -----   -----      ----      -----      ----       ---
   Change in unrealized
      depreciation on investments       412           512        (198)     5,306   8,933      (183)                             6
                                       ----         -----        ----      -----   -----      ----      -----      ----       ---
      Increase in net assets from
         operations                    $496         1,045         102      9,198   8,831       275      1,001        44       252
                                       ====         =====        ====      =====   =====      ====      =====      ====       ===

See accompanying notes to financial statements.

                                                                                   VAN
                                                     MORGAN STANLEY              KAMPEN    LORD
                                         -------------------------------------  COMSTOCK  ABBETT              JANUS ASPEN
                                                                  MID     US      LIFE    GROWTH    DREYFUS  INTERNATIONAL
                                         INTERNATIONAL   EQUITY   CAP    REAL    INVEST      &     EMERGING      GROWTH
                                            MAGNUM I     GROWTH  VALUE  ESTATE    TRUST   INCOME    LEADERS    PORTFOLIO     TOTAL
                                         -------------  -------  -----  ------  --------  -------  --------  -------------  -------
Investment income:
   Investment income distributions from
      underlying mutual funds                 $  3           --     22    216       566    16,411       --       18,945      40,899
   Mortality and expense charges and
      administrative charges                    34       14,158    115    253       412    16,401   10,232       11,583      55,652
                                              ----      -------  -----  -----     -----   -------  -------      -------     -------
      Net investment income (loss)             (31)     (14,158)   (93)   (37)      154        10  (10,232)       7,362     (14,753)
                                              ----      -------  -----  -----     -----   -------  -------      -------     -------
Realized gains (losses) on investments:
   Capital gain distributions                  229           --    945  1,295     2,318    43,976  129,278           --     181,159
   Realized gain (loss) on sale of fund
      shares                                     4       16,914    380  1,022      (145)    9,901  (14,639)      63,713      78,216
                                              ----      -------  -----  -----     -----   -------  -------      -------     -------
      Total realized gains (losses) on
         investments                           233       16,914  1,325  2,317     2,173    53,877  114,639       63,713     259,375
                                              ----      -------  -----  -----     -----   -------  -------      -------     -------
   Change in unrealized depreciation on
      investments                              478       21,821     42  3,955     2,985   139,886  (51,086)     284,209     417,078
                                              ----      -------  -----  -----     -----   -------  -------      -------     -------
      Increase in net assets from
         operations                           $680       24,577  1,274  6,235     5,312   193,773   53,321      355,284     661,700
                                              ====      =======  =====  =====     =====   =======  =======      =======     =======

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                       Statement of Changes in Net Assets

                          Year ended December 31, 2006

                                                                                 DWS
                                         MFS VARIABLE INSURANCE TRUST          SCUDDER        FEDERATED INSURANCE SERVICES
                                 --------------------------------------------   EQUITY  ----------------------------------------
                                     VIT        RESEARCH       NEW     TOTAL     500      MID CAP    PRIME    US GOV'T   QUALITY
                                    VALUE    INTERNATIONAL  DISCOVERY  RETURN   INDEX    GROWTH II   MONEY   SECURITIES    BOND
                                 SERIES--IC    SERIES--SC     SERIES   SERIES    FUND   STRATEGIES  FUND II    FUND II   FUND II
                                 ----------  -------------  ---------  ------  -------  ----------  -------  ----------  -------
Operations:
   Investment income
      (loss)--net                  $   (1)         (32)          (2)    1,055    (204)        (7)    1,001        215       247
   Net realized gains (losses)
      on investments                   85          565          302     2,837     102        465        --       (171)       (1)
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                     412          512         (198)    5,306   8,933       (183)       --         --         6
                                   ------       ------       ------    ------  ------     ------    ------     ------     -----
      Net increase in net
         assets from operations       496        1,045          102     9,198   8,831        275     1,001         44       252
                                   ------       ------       ------    ------  ------     ------    ------     ------     -----
Payments and withdrawals:
   Premium transfers in                --           60           --        55   2,783      1,209     2,326        778        28
   Transfers out from
      contract-related
      transactions                     --       (2,571)      (2,113)   (2,167)     --     (6,008)   (4,472)    (3,438)       --
   Transfers between separate
      account investment
      portfolios                       --           --           --       102     149         --        --         84        85
   Transfers between separate
      accounts and general
      account                          --        2,991           --        --   5,659      1,597        --         --        --
   Policy loan transfers               --           --           --        --      --         --        --         --        --
   Other transfers                      1           --           --        --      --         --        (3)        (1)       --
                                   ------       ------       ------    ------  ------     ------    ------     ------     -----
      Payments and withdrawals          1          480       (2,113)   (2,010)  8,591     (3,202)   (2,149)    (2,577)      113
                                   ------       ------       ------    ------  ------     ------    ------     ------     -----
      Increase (decrease) in
         net assets                   497        1,525       (2,011)    7,188  17,422     (2,927)   (1,148)    (2,533)      365
Beginning of year net assets        2,549        4,563        2,118    89,588  61,004      7,439    31,417      5,620     7,854
                                   ------       ------       ------    ------  ------     ------    ------     ------     -----
End of year net assets             $3,046        6,088          107    96,776  78,426      4,512    30,269      3,087     8,219
                                   ======       ======       ======    ======  ======     ======    ======     ======     =====

See accompanying notes to financial statements.

                                                                              VAN
                                              MORGAN STANLEY                KAMPEN      LORD                  JANUS
                                 ----------------------------------------  COMSTOCK    ABBETT                 ASPEN
                                                             MID     US      LIFE      GROWTH    DREYFUS  INTERNATIONAL
                                 INTERNATIONAL    EQUITY     CAP    REAL    INVEST       &      EMERGING      GROWTH
                                    MAGNUM I      GROWTH    VALUE  ESTATE    TRUST     INCOME    LEADERS    PORTFOLIO      TOTAL
                                 -------------  ---------  ------  ------  --------  ---------  --------  -------------  ---------
Operations:
   Investment income
      (loss)--net                       (31)      (14,158)    (93)    (37)     154          10   (10,232)       7,362      (14,753)
   Net realized gains (losses)
      on investments                    233        16,914   1,325   2,317    2,173      53,877   114,639       63,713      259,375
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                       478        21,821      42   3,955    2,985     139,886   (51,086)     284,209      417,078
                                     ------     ---------  ------  ------   ------   ---------  --------    ---------    ---------
      Net increase in net
         assets from operations         680        24,577   1,274   6,235    5,312     193,773    53,321      355,284      661,700
                                     ------     ---------  ------  ------   ------   ---------  --------    ---------    ---------
Payments and withdrawals:
   Premium transfers in                 910        75,728     284     244    1,533      77,818    41,107       21,011      225,874
   Transfers out from
      contract-related
      transactions                       --      (129,019) (4,240) (3,828)  (3,497)   (172,745) (138,509)     (52,522)    (525,129)
   Transfers between separate
      account investment
      portfolios                         --       (22,757)     --    (216)      71      13,257       225        9,000           --
   Transfers between separate
      accounts and general
      account                            --       (30,825)  5,071   3,527       --     (10,927)  (40,653)      (7,440)     (71,000)
   Policy loan transfers                 --        (1,458)     --      --       --      (1,835)   (1,038)      (1,866)      (6,197)
   Other transfers                       --            --      (1)     --       --          (4)        7           --           (1)
                                     ------     ---------  ------  ------   ------   ---------  --------    ---------    ---------
      Payments and withdrawals          910      (108,331)  1,114    (273)  (1,893)    (94,436) (138,861)     (31,817)    (376,453)
                                     ------     ---------  ------  ------   ------   ---------  --------    ---------    ---------
      Increase (decrease) in
         net assets                   1,590       (83,754)  2,388   5,962    3,419      99,337   (85,540)     323,467      285,247
Beginning of year net assets          2,478     1,203,877   6,351  17,701   37,516   1,279,002   870,581      797,466    4,427,124
                                     ------     ---------  ------  ------   ------   ---------  --------    ---------    ---------
End of year net assets               $4,068     1,120,123   8,739  23,663   40,935   1,378,339   785,041    1,120,933    4,712,371
                                     ======     =========  ======  ======   ======   =========  ========    =========    =========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                       Statement of Changes in Net Assets

                          Year ended December 31, 2005

                                     MFS VARIABLE INSURANCE TRUST                         FEDERATED INSURANCE SERVICES
                               ----------------------------------------     DWS     ----------------------------------------
                                VIT                                       SCUDDER
                               VALUE      RESEARCH       NEW      TOTAL    EQUITY     MID CAP    PRIME    US GOV'T   QUALITY
                               SERIES  INTERNATIONAL  DISCOVERY  RETURN  500 INDEX   GROWTH II   MONEY   SECURITIES    BOND
                                --IC     SERIES--SC     SERIES   SERIES     FUND    STRATEGIES  FUND II    FUND II   FUND II
                               ------  -------------  ---------  ------  ---------  ----------  -------  ----------  -------
Operations:
   Investment income
      (loss)--net              $   (7)        (4)         (16)     (319)     (40)        (7)      (164)      (25)       (28)
   Net realized gains
      (losses) on investments      59         69            1         6       39         39         --        --         --
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                 118        509          219        33    2,800        421         --        19          1
                               ------      -----        -----    ------   ------      -----     ------     -----      -----
      Net increase (decrease)
         in net assets from
         operations               170        574          204      (280)   2,799        453       (164)       (6)       (27)
                               ------      -----        -----    ------   ------      -----     ------     -----      -----
Payments and withdrawals:
   Premium transfers in            --         --           --         5    1,524        903      1,025     1,874          3
   Transfers out from
      contract-related
      transactions                 12         --           19        --       --         --     (1,668)       --         --
   Transfers between separate
      account investment
      portfolios                   --      1,587           --    72,830   43,917      2,449     13,589     2,811      6,935
   Transfers between separate
      accounts and general
      account                   2,365      2,403        1,894    17,033   12,765      3,635     18,636       941        943
   Policy loan transfers           --         --           --        --       --         --         --        --         --
   Other transfers                  2         (1)           1        --       (1)        (1)        (1)       --         --
                               ------      -----        -----    ------   ------      -----     ------     -----      -----
      Payments and
         withdrawals            2,379      3,989        1,914    89,868   58,205      6,986     31,581     5,626      7,881
                               ------      -----        -----    ------   ------      -----     ------     -----      -----
      Increase (decrease) in
         net assets             2,549      4,563        2,118    89,588   61,004      7,439     31,417     5,620      7,854
Beginning of year net assets       --         --           --        --       --         --         --        --         --
                               ------      -----        -----    ------   ------      -----     ------     -----      -----
End of year net assets         $2,549      4,563        2,118    89,588   61,004      7,439     31,417     5,620      7,854
                               ======      =====        =====    ======   ======      =====     ======     =====      =====

See accompanying notes to financial statements.

                                             MORGAN STANLEY                 VAN KAMPEN                          JANUS ASPEN
                               ------------------------------------------    COMSTOCK   LORD ABBETT   DREYFUS  INTERNATIONAL
                               INTERNATIONAL    EQUITY   MID CAP  US REAL  LIFE INVEST    GROWTH &   EMERGING      GROWTH
                                  MAGNUM I      GROWTH    VALUE    ESTATE     TRUST        INCOME     LEADERS    PORTFOLIO
                               -------------  ---------  -------  -------  -----------  -----------  --------  -------------
Operations:
   Investment income
      (loss)--net                  $    5       (18,312)    (30)       12      (100)        (1,951)  (14,607)      (2,605)
   Net realized gains
      (losses) on investments           2         9,853      95       420       147         77,007     1,146       45,585
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                     250       124,405     330     1,220     1,238        (32,678)   28,036      150,036
                                   ------     ---------   -----    ------    ------      ---------   -------      -------
      Net increase (decrease)
         in net assets from
         operations                   257       115,946     395     1,652     1,285         42,378    14,575      193,016
                                   ------     ---------   -----    ------    ------      ---------   -------      -------
Payments and withdrawals:
   Premium transfers in               336        39,562     196        75     1,585         36,674    20,426       24,904
   Transfers out from
      contract-related
      transactions                     --       (95,235)     --        --       (76)       (77,973)  (20,552)     (42,729)
   Transfers between separate
      account investment
      portfolios                      126       594,330   2,507     1,250     8,175         50,460   491,690        2,082
   Transfers between separate
      accounts and general
      account                       1,759       550,089   3,253    14,724    26,547      1,227,428   365,487        5,600
   Policy loan transfers               --          (815)     --        --        --             35    (1,045)         110
   Other transfers                     --            --      --        --        --             --        --           --
                                   ------     ---------   -----    ------    ------      ---------   -------      -------
      Payments and
         withdrawals                2,221     1,087,931   5,956    16,049    36,231      1,236,624   856,006      (10,033)
                                   ------     ---------   -----    ------    ------      ---------   -------      -------
      Increase (decrease) in
         net assets                 2,478     1,203,877   6,351    17,701    37,516      1,279,002   870,581      182,983
Beginning of year net assets           --            --      --        --        --             --        --      614,483
                                   ------     ---------   -----    ------    ------      ---------   -------      -------
End of year net assets             $2,478     1,203,877   6,351    17,701    37,516      1,279,002   870,581      797,466
                                   ======     =========   =====    ======    ======      =========   =======      =======

See accompanying notes to financial statements.

                                      INVESTORS MARK SERIES FUND, INC.
                               ----------------------------------------------
                                 GROWTH &    LARGE CAP   SMALL CAP    MONEY
                                 INCOME        GROWTH      EQUITY     MARKET
                                PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO    TOTAL
                               -----------  -----------  ---------  ---------  ---------
Operations:
   Investment income
      (loss)--net                   20,391  $     8,872        --        984      (7,951)
   Net realized gains
      (losses) on investments      139,450     (550,666)   46,546         --    (230,202)
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                 (201,470)     493,294   (79,309)        --     489,472
                               -----------  -----------  --------    -------   ---------
      Net increase (decrease)
         in net assets from
         operations                (41,629)     (48,500)  (32,763)       984     251,319
                               -----------  -----------  --------    -------   ---------
Payments and withdrawals:
   Premium transfers in             49,357       57,208    28,753      3,179     267,589
   Transfers out from
      contract-related
      transactions                  (3,919)      11,804   (23,240)    (6,023)   (259,580)
   Transfers between separate
      account investment
      portfolios                   (46,566)    (736,195) (490,894)   (21,083)         --
   Transfers between separate
      accounts and general
      account                   (1,309,166)    (577,782) (407,911)   (72,069)   (111,426)
   Policy loan transfers                77          137        77         --      (1,424)
   Other transfers                      --           --        --         --          (1)
                               -----------  -----------  --------    -------   ---------
      Payments and
         withdrawals            (1,310,217)  (1,244,828) (893,215)   (95,996)   (104,842)
                               -----------  -----------  --------    -------   ---------
      Increase (decrease) in
         net assets             (1,351,846)  (1,293,328) (925,978)   (95,012)    146,477
Beginning of year net assets     1,351,846    1,293,328   925,978     95,012   4,280,647
                               -----------  -----------  --------    -------   ---------
End of year net assets         $        --           --        --         --   4,427,124
                               ===========  ===========  ========    =======   =========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

(1)  ORGANIZATION

     The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

     The Contract has 18 investment choices, 1 fixed account and 17 investment options (subaccounts). The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Variable Insurance Trust; Dreyfus Investment Portfolios; Lord Abbett Series Fund, Inc.; Federated Investors Insurance Series; Scudder (DWS) (VIT) Funds; Morgan Stanley Funds, Inc.; Van Kampen Life Investment Trust; and Janus Aspen Series Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These subaccounts and their objectives are as follows:

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

                FUND                                 FUND OBJECTIVE
                ----                   -----------------------------------------
MFS Variable Insurance Trust:

   VIT Value Series--IC                Seeks capital appreciation and reasonable
                                       income

   Research International Series--SC   Seeks capital appreciation, with at least
                                       65% in foreign companies

   New Discovery Series                Seeks capital appreciation

   Total Return Series                 Seeks mainly to provide above-average
                                       income (compared to a portfolio invested
                                       entirely in equity securities) consistent
                                       with the prudent employment of capital
                                       and secondarily to provide a reasonable
                                       opportunity for growth of capital and
                                       income

DWS Scudder Equity 500 Index Fund      Seeks to replicate, as closely as
                                       possible, before the deduction of
                                       expenses, the performance of the Standard
                                       & Poors 500 Composite Stock Price Index
                                       (the S&P 500 Index), which emphasizes
                                       stocks of large U.S. companies

Federated Insurance Series:

   Mid Cap Growth II Strategies        Seeks capital appreciation

   Prime Money Fund II                 Seeks to provide current income
                                       consistent with stability of principal
                                       and liquidity by investing primarily in a
                                       portfolio of short-term, high-quality
                                       fixed income securities

   US Gov't Securities Fund II         Seeks to provide current income by
                                       investing primarily in a diversified
                                       portfolio of U.S. government securities

   Quality Bond Fund II                Seeks to provide current income by
                                       investing in a diversified portfolio of
                                       investment grade fixed income securities

Morgan Stanley:

   International Magnum I              Seeks long-term capital appreciation by
                                       investing primarily in equity securities
                                       of non-U.S. issuers domiciled in EAFE
                                       countries

   Equity Growth                       Seeks long-term capital appreciation by
                                       investing primarily in growth oriented
                                       equity securities of large capitalization
                                       companies

   Mid Cap Value                       Seeks above-average total return over a
                                       market cycle of three to five years by
                                       investing in common stocks and other
                                       equity securities

   US Real Estate                      Seeks to provide above average current
                                       income and long-term capital appreciation
                                       by investing primarily in equity
                                       securities of companies in the U.S. real
                                       estate industry, including real estate
                                       investment trusts

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

                FUND                                 FUND OBJECTIVE
                ----                   -----------------------------------------
Van Kampen Comstock

   Life Investment Trust               Seeks capital growth and income through
                                       investments in equity securities,
                                       including common stocks, preferred
                                       stocks, and securities convertible into
                                       common and preferred stocks

Lord Abbett Growth & Income            Seeks long-term growth of capital and
                                       income without excessive fluctuations in
                                       market value

Dreyfus Emerging Leaders               Seeks capital appreciation, investing at
                                       least 80% in stocks of small companies
                                       (capitalizations under $2 billion at time
                                       of purchase)

Janus Aspen International Growth
   Portfolio                           Capital growth by investing in stocks of
                                       growing foreign companies

     In July 2005, the assets invested in Investor Mark Series Money Market, Growth & Income, Growth, and Small Cap funds were transferred to Federated Prime Money Fund II, Lord Abbett Growth & Income, Morgan Stanley Equity Growth, and Dreyfus Emerging Leaders funds, respectively. The transfer was approved by the SEC.

(2)  RESTATEMENT

     As indicated in note 7, subsequent to the issuance of the December 31, 2005 financial statements, the Separate Account identified errors in the calculation of unit fair value, total return information and the investment income ratio for certain subaccounts. The corrections of these errors resulted in the restatement of the range of unit fair value, total returns for certain subaccounts and the investment income ratio for the years ended December 31, 2005, 2004, and 2003.

(3)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (A)  INVESTMENT VALUATION

          Investments in mutual fund shares are carried in the statements of net assets at the net asset value of the underlying mutual fund.

     (B)  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount, and are allocated to the contracts on each valuation date based on each

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

          individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

     (C)  UNIT VALUATIONS

          Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see note 4). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

     (D)  FEDERAL INCOME TAX

          The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     (E)  RISKS AND UNCERTAINTIES

          Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

          - Financial Statements--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

(4)  PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2006 and 2005 were as follows:

                                                     2006
                                             -------------------
                                             PURCHASES    SALES
                                             ---------   -------
MFS Variable Insurance Trust:
   VIT Value Series-IC                        $    106        25
   Research International Series-SC              3,248     2,661
   New Discovery Series                              2     2,116
   Total Return Series                           5,157     3,212
DWS Scudder Equity 500 Index Fund                9,342       947

Federated Insurance Services:
   Mid Cap Growth II Strategies                  2,800     6,011
   Prime Money Fund II                           3,678     4,828
   US Gov't Securities II                        1,118     3,481
   Quality Bond Fund II                            432        73

Morgan Stanley:
   International Magnum I                        1,131        23
   Equity Growth                                87,494   210,005
   Mid Cap Value                                 6,322     4,354
   US Real Estate                                5,282     4,296
Van Kampen Comstock Life Invest Trust            4,489     3,908
Lord Abbett Growth & Income                    162,907   215,446
Dreyfus Emerging Leaders                       199,233   219,066
Janus Aspen International Growth Portfolio      77,624   101,962
                                              --------   -------
                                              $570,365   782,414
                                              ========   =======

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

                                                      2005
                                             ----------------------
                                              PURCHASES     SALES
                                             ----------   ---------
MFS Variable Insurance Trust:
   VIT Value Series--IC                      $    2,455          22
   Research International Series--SC              4,079          26
   New Discovery Series                           1,914          15
   Total Return Series                           89,869         292
DWS Scudder Equity 500 Index Fund                58,894         701

Federated Insurance Services:
   Mid Cap Growth II Strategies                   7,466         483
   Prime Money Fund II                           46,343      14,914
   US Gov't Securities II                         5,625          23
   Quality Bond Fund II                           7,881          26

Morgan Stanley:
   International Magnum I                         2,245          18
   Equity Growth                              1,302,366     232,260
   Mid Cap Value                                  6,158         143
   US Real Estate                                16,623         161
Van Kampen Comstock Life Investment Trust        38,671       2,273
Lord Abbett Growth & Income                   1,385,390      70,969
Dreyfuss Emerging Leaders                       907,001      65,006
Janus Aspen International Growth Portfolio       62,303      94,993

Investor Mark Series Funds:
   Growth and Income                                 --   1,066,381
   Large Cap Growth                              83,924   1,263,156
   Small Cap Equity                              56,196     890,062
   Money Market                                   3,057      95,574
                                             ----------   ---------
                                             $4,088,460   3,797,498
                                             ==========   =========

(5)  EXPENSES AND RELATED PARTY TRANSACTIONS

     Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

     - Easy-Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

     -    Lump-Sum Payments--0.90%, on an annual basis.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

     This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

     A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:

                                  SURRENDER CHARGE
NUMBER OF COMPLETE YEARS FROM   -------------------
 RECEIPT OF PURCHASE PAYMENTS   EASY-PAY   LUMP-SUM
-----------------------------   --------   --------
            0 - 1                  6%         7%
              1                    6          6
              2                    6          5
              3                    5          4
              4                    5          3
              5                    4          2
              6                    3          1
              7                    2         --
              8                    2         --
              9                    1         --
      10 and thereafter           --         --

     There were no significant surrender charges deducted during 2006 or 2005.

     The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

     (6)  CHANGE IN UNITS OUTSTANDING

     The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                          2006
                                             ------------------------------
                                                                     NET
                                              UNITS     UNITS     INCREASE
                                             ISSUED   REDEEMED   (DECREASE)
                                             ------   --------   ----------
MFS Variable Insurance Trust:
   VIT Value Series--IC                          --        --         --
   Research International Series--SC            243      (212)         31
   New Discovery Series                          --      (197)       (197)
   Total Return Series                          138      (353)       (215)
DWS Scudder Equity 500 Index                    985      (223)        762

Federated Insurance Services:
   Mid Cap Growth II Strategies                 238      (534)       (296)
   Prime Money Fund II                          227      (438)       (211)
   US Gov't Securities II                       144      (405)       (261)
   Quality Bond Fund II                          70       (59)         11
Morgan Stanley UIF:
   International Magnum I                        74        --          74
   Equity Growth                              7,196   (17,175)     (9,979)
   Mid Cap Value                                463      (375)         88
   US Real Estate                               376      (403)        (27)
Van Kampen Comstock Life Investment Trust       260      (449)       (189)
Lord Abbett Growth & Income                  10,070   (18,613)     (8,543)
Dreyfus Emerging Leaders                      4,315   (17,247)    (12,932)
Janus Aspen International Growth Portfolio    1,630    (2,809)     (1,179)
                                             ------   -------     -------
      Total                                  26,429   (59,492)    (33,063)
                                             ======   =======     =======

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

                                                           2005
                                             -------------------------------
                                                                      NET
                                              UNITS      UNITS     INCREASE
                                              ISSUED   REDEEMED   (DECREASE)
                                             -------   --------   ----------
MFS Variable Insurance Trust:
   VIT Value Series--IC                          242         --        242
   Research International Series--SC             379         --        379
   New Discovery Series                          204         --        204
   Total Return Series                         9,473        (14)     9,459
DWS Scudder Equity 500 Index Fund              5,933        (23)     5,910

Federated Insurance Services:
   Mid Cap Growth II Strategies                  718        (43)       675
   Prime Money Fund II                         3,322       (217)     3,105
   Gov't Securities II                           565         (7)       558
   Quality Bond Fund II                          792         (7)       785

Morgan Stanley:
   International Magnum I                        225         --        225
   Equity Growth                             122,992    (17,902)   105,090
   Mid Cap Value                                 622        (49)       573
   US Real Estate                              1,540        (10)     1,530
Van Kampen Comstock Life Invest Trust          3,782        (63)     3,719
Lord Abbett Growth & Income                  132,229     (9,971)   122,258
Dreyfuss Emerging Leaders                     89,311     (6,622)    82,689
Janus Aspen International Growth Portfolio     3,284     (3,799)      (515)

Investor Mark Series Funds, Inc.:
   Growth & Income                             4,495   (111,208)  (106,713)
   Large Cap Growth                           12,922   (202,030)  (189,108)
   Small Cap Equity                            3,927    (64,649)   (60,722)
   Money Market                                  283     (9,013)    (8,730)
                                             -------   --------   --------
      Total                                  397,240   (425,627)   (28,387)
                                             =======   ========   ========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

(7)  FINANCIAL HIGHLIGHTS

     A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2006, 2005, 2004, and 2003 follows:

                                                   DECEMBER 31
                               --------------------------------------------------   INVESTMENT INCOME
                                              UNIT FAIR VALUE (E)                      RATIO (A)(F)
                                               LOWEST TO HIGHEST                   --------------------
                                        ------------------------------                 AS
                                         AS PREVIOUSLY                     NET     PREVIOUSLY
                                UNITS      REPORTED        RESTATED       ASSETS    REPORTED   RESTATED
                               -------  --------------  --------------  ---------  ----------  --------
MFS Variable Insurance Trust:
   VIT Value Series--IC:
      2006                         242  11.98 to 12.13                      3,046     0.90
      2005                         242   9.36 to 10.31  10.27 to 10.33      2,549     1.25       0.72
   Research International
      Series--SC:
      2006                         410  14.77 to 14.92                      6,088     0.78
      2005                         379   9.96 to 12.06  12.27 to 12.33      4,563     1.05       0.66
   New Discovery Series:
      2006                           7  11.38 to 11.52                        107     0.00
      2005                         204   8.49 to 10.46  10.35 to 10.42      2,118     0.00
   Total Return Series:
      2006                       9,244  10.37 to 10.49                     96,776     2.15
      2005                       9,459   9.06 to 10.04    9.53 to 9.59     89,588     0.00
DWS Scudder Equity 500 Index:
      2006                       6,672  11.73 to 11.87                     78,426     1.12
      2005                       5,910   9.39 to 10.58  10.48 to 10.54     61,004     0.00       1.38
Federated Insurance Services:
   Mid Cap Growth Fund II
      Strategies:
      2006                         379  11.81 to 11.95                      4,512     0.00
      2005                         675   9.31 to 11.35  11.29 to 11.36      7,439     0.00
   Prime Money Fund II:
      2006                       2,894  10.41 to 10.54                     30,269     4.39
      2005                       3,105  10.00 to 10.73  10.11 to 10.18     31,417     3.83       1.98

                                              YEAR ENDED DECEMBER 31
                               ---------------------------------------------------
                                                       TOTAL RETURN (C)(D)
                                  EXPENSE               LOWEST TO HIGHEST
                                 RATIO (B)    ------------------------------------
                                 LOWEST TO      AS PREVIOUSLY
                                  HIGHEST          REPORTED           RESTATED
                               -------------  -----------------  -----------------
MFS Variable Insurance Trust:
   VIT Value Series--IC:
      2006                     0.90% to 1.50%   16.67% to 17.37%
      2005                     0.90% to 1.50%   (6.45)% to 3.15%     2.72% to 3.34%
   Research International
      Series--SC:
      2006                     0.90% to 1.50%   20.30% to 21.02%
      2005                     0.90% to 1.50%  (0.36)% to 20.64%   22.76% to 23.25%
   New Discovery Series:
      2006                     0.90% to 1.50%    9.90% to 10.56%
      2005                     0.90% to 1.50%  (15.08)% to 4.64%     3.53% to 4.16%
   Total Return Series:
      2006                     0.90% to 1.50%     8.74% to 9.39%
      2005                     0.90% to 1.50%   (9.41)% to 0.40% (4.67)% to (4.09)%
DWS Scudder Equity 500 Index:
      2006                     0.90% to 1.50%   11.93% to 12.60%
      2005                     0.90% to 1.50%   (6.08)% to 5.76%     4.76% to 5.39%
Federated Insurance Services:
   Mid Cap Growth Fund II
      Strategies:
      2006                     0.90% to 1.50%     4.60% to 5.23%
      2005                     0.90% to 1.50%  (6.87)% to 13.50%   12.88% to 13.56%
   Prime Money Fund II:
      2006                     0.90% to 1.50%     2.95% to 3.57%
      2005                     0.90% to 1.50%   (0.01)% to 7.25%     1.14% to 1.76%

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

                                                   DECEMBER 31
                               --------------------------------------------------   INVESTMENT INCOME
                                              UNIT FAIR VALUE (E)                      RATIO (A)(F)
                                               LOWEST TO HIGHEST                   --------------------
                                        ------------------------------                 AS
                                         AS PREVIOUSLY                     NET     PREVIOUSLY
                                UNITS      REPORTED        RESTATED       ASSETS    REPORTED   RESTATED
                               -------  --------------  --------------  ---------  ----------  --------
   US Gov't Securities II:
      2006                         297  10.35 to 10.47                      3,087     6.32
      2005                         558   9.87 to 10.19  10.07 to 10.13      5,620     0.00
   Quality Bond Fund II:
      2006                         796  10.26 to 10.39                      8,219     4.02
      2005                         785   9.84 to 10.13   9.99 to 10.05      7,854     0.00
Morgan Stanley:
   International Magnum:
      2006                         299  13.59 to 13.76                      4,068     0.10
      2005                         225   9.55 to 11.10  11.27 to 11.34      2,478     1.94       0.68
   Equity Growth:
      2006                      95,111  11.70 to 11.84                  1,120,123     0.00
      2005                     105,090   8.97 to 11.82  11.62 to 11.69  1,203,877     0.00
   Mid Cap Value:
      2006                         661  13.14 to 13.30                      8,739     0.24
      2005                         573   7.27 to 11.27  11.18 to 11.25      6,351     0.41       0.24
   U. S. Real Estate:
      2006                       1,503  15.69 to 15.88                     23,663     1.02
      2005                       1,530   9.21 to 11.71  11.75 to 11.83     17,701     2.02       1.57
Van Kampen Comstock Life
   Investment Trust:
      2006                       3,530  11.83 to 11.98                     40,935     1.43
      2005                       3,719   9.58 to 10.47  10.38 to 10.44     37,516     0.50       0.40
Lord Abbett Growth & Income:
      2006                     113,715  12.03 to 12.14                  1,378,339     1.24
      2005                     122,258   9.78 to 10.60  10.59 to 10.62  1,279,002     1.95       1.14
Dreyfus Emerging Leaders:
      2006                      69,757  11.19 to 11.29                    785,041     0.00
      2005                      82,689   9.58 to 10.82  10.68 to 10.71    870,581     0.00

                                              YEAR ENDED DECEMBER 31
                               ---------------------------------------------------
                                                       TOTAL RETURN (C)(D)
                                  EXPENSE               LOWEST TO HIGHEST
                                 RATIO (B)    ------------------------------------
                                 LOWEST TO      AS PREVIOUSLY
                                  HIGHEST          REPORTED           RESTATED
                               -------------  -----------------  -----------------
   US Gov't Securities II:
      2006                     0.90% to 1.50%     2.77% to 3.38%
      2005                     0.90% to 1.50%   (1.29)% to 1.86%     0.67% to 1.28%
   Quality Bond Fund II:
      2006                     0.90% to 1.50%     2.79% to 3.40%
      2005                     0.90% to 1.50%   (1.57)% to 1.31%   (0.13)% to 0.47%
Morgan Stanley:
   International Magnum:
      2006                     0.90% to 1.50%   20.62% to 21.35%
      2005                     0.90% to 1.50%  (4.52)% to 10.97%   12.67% to 13.35%
   Equity Growth:
      2006                     0.90% to 1.50%     0.65% to 1.25%
      2005                     0.90% to 1.50% (10.28)% to 18.20%   16.20% to 16.91%
   Mid Cap Value:
      2006                     0.90% to 1.50%   17.53% to 18.24%
      2005                     0.90% to 1.50% (27.34)% to 12.59%   11.80% to 12.48%
   U. S. Real Estate:
      2006                     0.90% to 1.50%   33.44% to 34.25%
      2005                     0.90% to 1.50%  (7.91)% to 17.14%   17.54% to 18.26%
Van Kampen Comstock Life
   Investment Trust:
      2006                     0.90% to 1.50%   14.01% to 14.70%
      2005                     0.90% to 1.50%   (4.22)% to 4.74%     3.78% to 4.41%
Lord Abbett Growth & Income:
      2006                     0.90% to 1.50%   13.59% to 14.28%
      2005                     0.90% to 1.50%   (2.16)% to 6.01%     5.87% to 6.22%
Dreyfus Emerging Leaders:
      2006                     0.90% to 1.50%     4.79% to 5.42%
      2005                     0.90% to 1.50%   (4.21)% to 8.24%     6.78% to 7.13%

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2006 and 2005

                                                   DECEMBER 31
                               --------------------------------------------------   INVESTMENT INCOME
                                              UNIT FAIR VALUE (E)                      RATIO (A)(F)
                                               LOWEST TO HIGHEST                   --------------------
                                        ------------------------------                 AS
                                         AS PREVIOUSLY                     NET     PREVIOUSLY
                                UNITS      REPORTED        RESTATED       ASSETS    REPORTED   RESTATED
                               -------  --------------  --------------  ---------  ----------  --------
Janus Aspen International:
   Growth Portfolio
      2006                      34,939  31.49 to 32.21                  1,120,933     1.99
      2005                      36,118  15.90 to 22.15  22.28 to 22.66    797,466     1.19       1.23
      2004                      36,633  12.94 to 16.85  16.67 to 16.85    614,483     0.86
      2003                      37,325   9.61 to 14.30  14.23 to 14.30    531,368     0.99

                                              YEAR ENDED DECEMBER 31
                               ---------------------------------------------------
                                                       TOTAL RETURN (C)(D)
                                  EXPENSE               LOWEST TO HIGHEST
                                 RATIO (B)    ------------------------------------
                                 LOWEST TO      AS PREVIOUSLY
                                  RESTATED         REPORTED           RESTATED
                               -------------  -----------------  -----------------
Janus Aspen International:
   Growth Portfolio
      2006                     0.90% to 1.50%   41.30% to 42.15%
      2005                     0.90% to 1.50%  (4.59)% to 31.44%  34.70% to 35.51%
      2004                     0.90% to 1.50%   14.66% to 15.17%  16.13% to 16.82%
      2003                     0.90% to 1.50%  (5.42)% to 41.48% 42.31 % to 42.98%

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(d) The range of total return percentages from lowest to highest have been restated from amounts previously reported (see note 2).

(e) The range of unit fair value from lowest to highest have been restated from amounts previously reported (see note 2).

(f) The investment income ratio have been restated from amounts previously reported (see note 2).

[KPMG LOGO]

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                       Statutory Financial Statements and
                             Supplemental Schedules

                        December 31, 2006, 2005, and 2004

                   (With Independent Auditors' Report Thereon)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                TABLE OF CONTENTS

                                                                                 PAGE
Independent Auditors' Report                                                       1

Statutory Financial Statements:

   Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus   3

   Statutory Statements of Operations                                              4

   Statutory Statements of Changes in Capital and Surplus                          5

   Statutory Statements of Cash Flow                                               6

   Notes to Statutory Financial Statements                                         7

[KPMG LOGO]

                        KPMG LLP
                        Suite 1000
                        1000 Walnut Street
                        Kansas City, MO 64106-2162

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Fidelity Security Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Fidelity Security Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2, the Company prepared these financial statements using accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Fidelity Security Life Insurance Company as of December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the years in the three-year period then ended.

          KPMG LLP, a U.S. limited liability partnership, is the U.S.
            member firm of KPMG International, a Swiss cooperative.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Fidelity Security Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the years in the three-year period then ended on the basis of accounting described in note 2.

                                                         [KPMG LLP]

Kansas City, Missouri
April 24, 2007

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
                           December 31, 2006 and 2005

                                                                                         2006              2005
                                                                                     -------------      -----------
                                  ADMITTED ASSETS
Bonds, at admitted value (fair value $422,818,983 and $405,897,292 in 2006
    and 2005, respectively)                                                          $ 422,515,442      402,856,506
Common stocks, at fair value (cost of $915,875 and $1,137,777 in 2006
    and 2005, respectively)                                                              1,047,253        1,149,196
Mortgage loans on real estate, at their aggregate unpaid balance                         8,724,514        9,673,000
Policy loans, at their aggregate unpaid balance                                          7,029,213        6,688,449
Cash and short-term investments                                                          6,254,841       11,737,959
Other invested assets                                                                    4,364,266        4,542,457
Receivable for securities sold                                                             143,478          306,628
                                                                                     -------------      -----------
              Total cash and invested assets                                           450,079,007      436,954,195
Due and deferred premiums                                                                7,028,688        7,790,606
Accrued investment income                                                                3,495,532        3,699,460
Accrued retrospective premiums                                                                  --        1,873,141
Current federal and foreign income tax recoverable and interest                             14,410          472,023
Net deferred tax asset                                                                     637,545          663,705
Due from reinsurers and other companies                                                  5,909,007        2,648,667
Receivable from parent, subsidiaries, and affiliates                                            --          955,951
State guaranty fund deposits                                                               116,179          198,644
Electronic data processing equipment and software                                          136,844           21,638
Assets held in separate account                                                         12,813,396       13,782,332
                                                                                     -------------      -----------
              Total admitted assets                                                  $ 480,230,608      469,060,362
                                                                                     =============      ===========
                        LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Aggregate reserves:
      Life insurance, annuities, and deposit-type contracts                          $ 342,625,304      342,906,810
      Accident and health insurance                                                     10,550,738       10,408,217
    Claim reserves:
      Life insurance                                                                     1,828,360        1,888,907
      Accident and health insurance                                                     10,842,801       10,321,921
    Advance premiums and unapplied receipts                                              1,341,422        1,860,128
    Provision for experience rating refunds                                              1,385,985        1,100,413
    Reinsurance in unauthorized reinsurers                                                 554,247        2,510,436
    Funds held under reinsurance treaties with unauthorized reinsurers                  11,057,111        7,575,305
    Payable to parent, subsidiary, and affiliates                                          516,715                -
    Due to reinsurers and other companies                                                6,098,611        5,337,279
    Commissions, taxes, and general expenses                                             5,119,585        5,276,125
    Interest maintenance reserve (IMR)                                                   4,651,496        4,914,839
    Asset valuation reserve (AVR)                                                        2,048,297        2,186,529
    Liabilities related to separate account                                             12,813,395       13,782,332
                                                                                     -------------      -----------
              Total liabilities                                                        411,434,067      410,069,241
                                                                                     -------------      -----------
Capital and surplus:
    Capital stock, $2.50 par value. Authorized 1,100,000 shares;
      Issued 1,000,000 shares; 990,722 and 991,197 outstanding
      shares in 2006 and 2005, respectively                                              2,500,000        2,500,000
    Preferred stock, $100.00 par value. Authorized 50,000 shares; issued and
      outstanding 30,000 shares in 2006 and 2005, respectively                           3,000,000        3,000,000
    Paid-in and contributed surplus                                                      1,308,858        1,305,774
    Unassigned surplus                                                                  62,413,128       52,580,875
                                                                                     -------------      -----------
                                                                                        69,221,986       59,386,649
    Less treasury stock, at cost, 9,278 and 8,803 shares in 2006 and 2005,
      respectively                                                                         425,445          395,528
                                                                                     -------------      -----------
              Total capital and surplus                                                 68,796,541       58,991,121
                                                                                     -------------      -----------
              Total liabilities and capital and surplus                              $ 480,230,608      469,060,362
                                                                                     =============      ===========

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 2006, 2005, and 2004

                                                                        2006             2005             2004
                                                                    ------------     -------------    -------------
Income:
    Life premiums                                                   $  17,359,322       23,453,832       19,647,968
    Annuity deposits                                                   11,614,222       13,566,018       32,661,823
    Accident and health premiums                                      137,193,119      119,394,617      102,935,627
    Investment income, net                                             23,176,807       21,172,868       19,830,438
    Amortization of IMR                                                   612,976          728,212          925,130
    Other income                                                          202,797          333,670             --
                                                                    -------------    -------------    -------------
              Total income                                            190,159,243      178,649,217      176,000,986
                                                                    -------------    -------------    -------------
Policy benefits and expenses:
    Life insurance                                                      8,891,833        6,696,258        7,576,335
    Annuities                                                          33,244,344       31,950,983       28,932,169
    Accident and health insurance                                      98,583,442       78,648,374       62,653,780
    Increase (decrease) in aggregate reserves                          (1,580,389)      10,383,567       10,999,179
                                                                    -------------    -------------    -------------
              Total policy benefits and expenses                      139,139,230      127,679,182      110,161,463

Commissions, net of ceding allowances                                  21,805,850       26,260,083       25,076,525
General insurance expenses                                             16,550,809       17,407,237       15,347,127
Insurance taxes, licenses, and fees                                     2,644,612        2,591,175        3,579,420
Change in loading and cost of collection on due and
    deferred premiums                                                    (161,005)          (4,420)         137,118
Separate account withdrawals                                           (2,628,956)      (4,996,124)      13,219,037
                                                                    -------------    -------------    -------------
              Total expenses                                          177,350,540      168,937,133      167,520,690
                                                                    -------------    -------------    -------------
              Income before federal income taxes and net realized
                capital gains                                          12,808,703        9,712,084        8,480,296

Federal income taxes                                                    3,852,938        2,948,322        2,172,559
                                                                    -------------    -------------    -------------
              Income before net realized capital gains                  8,955,765        6,763,762        6,307,737

Net realized capital gains, net of income taxes and IMR
    transfers                                                             913,602          152,660       (1,331,324)
                                                                    -------------    -------------    -------------
              Net income                                            $   9,869,367        6,916,422        4,976,413
                                                                    =============    =============    =============

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Statements of Changes in Capital and Surplus

                 Years ended December 31, 2006, 2005, and 2004

                                                                             PAID-IN AND
                                                   CAPITAL     PREFERRED     CONTRIBUTED   UNASSIGNED      TREASURY
                                                   STOCK         STOCK         SURPLUS       SURPLUS         STOCK         TOTAL
                                                -----------   -----------   -----------   -----------    -----------    -----------
Balance, December 31, 2003                      $ 2,500,000     3,000,000     1,188,310    42,604,542       (491,025)    48,801,827
    Net income                                           --            --            --     4,976,413             --      4,976,413
    Change in unrealized capital gains and
      losses                                             --            --            --       593,648             --        593,648
    Dividends on preferred stock                         --            --            --      (232,500)            --       (232,500)
    Change in liability for reinsurance
       in unauthorized companies                         --            --            --       193,822             --        193,822
    Change in net deferred income taxes                  --            --            --         6,479             --          6,479
    Change in nonadmitted assets                         --            --            --       164,255             --        164,255
    Change in asset valuation reserve                    --            --            --       (62,108)            --        (62,108)
    Sales of treasury stock (7,200 shares)               --            --        80,677            --        224,463        305,140
    Purchase of treasury stock (6,200 shares)            --            --            --            --       (286,951)      (286,951)
                                                -----------   -----------   -----------   -----------    -----------    -----------
Balance, December 31, 2004                        2,500,000     3,000,000     1,268,987    48,244,551       (553,513)    54,460,025
    Net income                                           --            --            --     6,916,422             --      6,916,422
    Change in unrealized capital gains and
      losses                                             --            --            --       246,235             --        246,235
    Dividends on preferred stock                         --            --            --      (232,500)            --       (232,500)
    Change in liability for reinsurance
       in unauthorized companies                         --            --            --    (2,176,292)            --     (2,176,292)
    Change in net deferred income taxes                  --            --            --       257,990             --        257,990
    Change in nonadmitted assets                         --            --            --      (239,443)            --       (239,443)
    Change in asset valuation reserve                    --            --            --      (436,088)            --       (436,088)
    Sales of treasury stock (3,900 shares)               --            --        36,787            --        161,818        198,605
    Purchase of treasury stock (75 shares)               --            --            --            --         (3,833)        (3,833)
                                                -----------   -----------   -----------   -----------    -----------    -----------
Balance, December 31, 2005                        2,500,000     3,000,000     1,305,774    52,580,875       (395,528)    58,991,121
    Net income                                           --            --            --     9,869,367             --      9,869,367
    Change in unrealized capital gains and
      losses                                             --            --            --        38,650             --         38,650
    Dividends on preferred stock                         --            --            --      (232,500)            --       (232,500)
    Change in liability for reinsurance
       in unauthorized companies                         --            --            --     1,956,189             --      1,956,189
    Change in reserve for change in valuation
      basis                                              --            --            --    (1,846,964)            --     (1,846,964)
    Change in net deferred income taxes                  --            --            --      (285,307)            --       (285,307)
    Change in nonadmitted assets                         --            --            --       194,586             --        194,586
    Change in asset valuation reserve                    --            --            --       138,232             --        138,232
    Sales of treasury stock (200 shares)                 --            --         3,084            --          8,214         11,298
    Purchase of treasury stock (675 shares)              --            --            --            --        (38,131)       (38,131)
                                                -----------   -----------   -----------   -----------    -----------    -----------
Balance, December 31, 2006                      $ 2,500,000     3,000,000     1,308,858    62,413,128       (425,445)    68,796,541
                                                ===========   ===========   ===========   ===========    ===========    ===========

See accompanying notes to statutory financial statements

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flow

                 Years ended December 31, 2006, 2005, and 2004

                                                                                   2006              2005            2004
                                                                               -------------    -------------    -------------
Cash from operations:
    Premium and annuity considerations                                         $ 164,131,154      154,380,239      153,476,268
    Considerations for supplemental contracts with life contingencies              5,116,027          867,956        1,994,190
    Investment income, net                                                        22,715,054       22,400,556       22,328,293
    Commission and expense allowances on reinsurance ceded, net                  (21,805,850)     (26,260,083)      43,768,796
    Fees associated with investment management, administration and contract
       guarantees from separate account                                                   --               --          250,211
    Other income                                                                     202,797          333,670               --
    Miscellaneous income                                                                  --               --           19,008
    Death benefits, net                                                           (7,987,770)      (6,027,467)      (6,643,853)
    Annuity benefits                                                             (30,957,777)     (29,772,842)     (26,882,121)
    Disability benefits and benefits under accident and health policies, net     (98,062,562)     (77,644,552)     (62,653,780)
    Surrender benefits and other fund withdrawals                                   (964,610)        (990,435)        (929,107)
    Interest on policy or contract funds                                             (14,309)         (46,848)         (19,884)
    Payments on supplementary contracts with life contingencies                   (2,286,567)      (2,178,141)      (2,050,047)
    Contract claims - life                                                                --               --           86,909
    Contract claims - accident and health                                                 --               --         (372,329)
    Other amounts payable on reinsurance                                            (598,564)       2,595,167         (143,883)
    Other amounts receivable under reinsurance contracts                          (2,637,695)        (768,508)       3,254,931
    Commission on premiums and annuity considerations                                     --               --      (68,103,335)
    Commissions and expenses allowances on reinsurance assumed                            --               --         (741,986)
    General insurance expenses                                                   (16,521,757)     (16,736,448)     (15,616,345)
    Insurance, taxes, licenses, and fees                                          (2,644,612)      (2,591,175)      (3,579,420)
    Amounts receivable from parent, subsidiaries, or affiliates                    1,472,666         (543,059)              --
    Amounts receivable from reinsurers                                              (622,645)              --               --
    Aggregate write-ins for deductions                                                13,130          208,169           89,855
    Commissions to agents due or accrued                                            (470,795)        (220,698)         860,439
    General expense due or accrued                                                        --               --          616,003
    Taxes, licenses, or fees due or accrued, excluding FIT                           276,357         (315,633)         683,828
    Amounts receivable relating to uninsured plans                                        --               --           53,311
    Guaranty funds receivable or on deposit                                               --               --           90,142
    Admitted and non-admitted guaranty funds receivable or on deposit                 82,465          104,301          164,302
    Net transfers to separate account                                              2,631,528        4,996,124      (13,219,037)
    Federal income taxes                                                          (4,175,000)      (3,925,000)      (2,003,000)
                                                                               -------------    -------------    -------------
              Net cash provided by operations                                      6,890,665       17,865,293       24,778,359
                                                                               -------------    -------------    -------------
Cash from investments:
    Proceeds from investments sold, matured, or repaid:
       Bonds                                                                      80,987,876      124,341,346      141,312,027
       Stocks                                                                      3,195,790        1,150,939       17,109,270
       Mortgage loans                                                                920,031          601,470          665,950
       Other assets                                                                  777,613               --               --
       Miscellaneous proceeds                                                        328,807        2,628,215               --
    Costs of investments acquired:
       Bonds                                                                     (99,422,928)    (157,506,680)    (153,367,738)
       Stocks                                                                     (2,307,113)      (1,574,128)     (16,539,943)
       Mortgage loans                                                                     --       (3,042,288)              --
       Miscellaneous applications                                                         --               --       (2,935,028)
    Net decrease in policy loans                                                    (340,764)        (437,023)          30,495
                                                                               -------------    -------------    -------------
              Net cash used in investments                                       (15,860,688)     (33,838,149)     (13,724,967)
                                                                               -------------    -------------    -------------
Cash from financing and miscellaneous sources:
    Purchase of treasury stock                                                       (38,131)          (3,833)        (286,951)
    Sales of treasury stock                                                           11,298          198,605          305,140
    Deposits on deposit-type contracts                                              (353,815)        (268,560)        (631,436)
    Other cash provided                                                            4,100,053       (1,028,785)      (1,810,778)
    Dividends paid to stockholders                                                  (232,500)        (232,500)        (232,500)
                                                                               -------------    -------------    -------------
              Net cash provided by (used in) financing and miscellaneous
                sources                                                            3,486,905       (1,335,073)      (2,656,525)
                                                                               -------------    -------------    -------------
              Decrease in cash and short-term investments                         (5,483,118)     (17,307,929)       8,396,867
Cash and short-term investments:
    Beginning of year                                                             11,737,959       29,045,888       20,649,021
                                                                               -------------    -------------    -------------
    End of year                                                                $   6,254,841       11,737,959       29,045,888
                                                                               =============    =============    =============

See accompanying notes to statutory financial statements

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

(1)   ORGANIZATION

      Fidelity Security Life Insurance Company (the Company) is a stock life insurance company writing life, accident and health, and variable and fixed annuity contracts. The Company is domiciled in the state of Missouri and is licensed in the District of Columbia and all states except New York, where it is licensed as a reinsurer. The Company currently markets group annuities, group life, and group accident and health, including group medical and self-funding arrangements, primarily through independent brokers and third-party administrators who specialize in group coverage.

      The top geographic locations in the United States for premiums and deposits earned by the Company were California, Florida, Illinois, Texas, Pennsylvania, and Missouri for the years ended December 31, 2006 and 2005. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (A)   BASIS OF PRESENTATION

            The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance.

            The Missouri Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Missouri for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Missouri Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Missouri. The Missouri Department of Insurance has the right to permit other specified practices that deviate from prescribed practices. However, the Company does not employ any such permitted practices.

            Accounting practices prescribed or permitted by the Missouri Department of Insurance comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). The more significant differences are as follows:

            (a) Investments in bonds with an NAIC rating of 1 through 5 are carried at amortized cost, whereas bonds with an NAIC rating of 6 are assigned specific year-end values, as determined by the NAIC, and are written down to the Securities Valuation Office (SVO) assigned values by charging statutory surplus. Under GAAP, bonds are classified as held to maturity, available for sale, or trading. Bonds classified as held to maturity are carried at amortized cost. Bonds classified as available for sale are carried at fair market value with changes in fair market value recorded in other comprehensive income. Bonds classified as trading are carried at fair market value with changes in fair market value recorded in the income statement.

            (b) Investments in common stocks are valued as prescribed by the SVO of the NAIC, while under GAAP, common stocks are reported at market value.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

            (c) Subsidiaries are included as other invested assets and carried under the statutory equity method. Equity in earnings of unconsolidated subsidiaries is credited directly to unassigned surplus, whereas for GAAP, equity in earnings of unconsolidated subsidiaries is included in results of operations. Dividends are recognized only when received, whereas for GAAP, dividends are recognized when declared.

            (d) Certain assets designated as "nonadmitted assets" (principally deferred tax assets and furniture and equipment) have been excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to unassigned surplus, whereas for GAAP, these assets are recognized in the balance sheets. As of December 31, 2006 and 2005, "nonadmitted assets" totaled $624,582 and $819,168, respectively.

            (e) The asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are contingency reserves for possible losses on investments, are recorded as liabilities through charges to surplus and net income, respectively. Gains and losses captured in the IMR are being amortized into income ratably from the date of the sale of the security to the original contractual maturity of the security sold. Under GAAP, there are no provisions for AVR and IMR.

            (f) Assets and liabilities are recorded net of ceded reinsurance balances, whereas for GAAP, amounts are recorded gross.

            (g) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, certain acquisition costs are capitalized and amortized to operations as the revenues are recognized.

            (h) Changes in deferred income taxes are recorded directly to surplus as opposed to being an item of income tax benefit or expense for GAAP financial reporting purposes. Admittance testing may result in a charge to capital and surplus for nonadmitted portions of deferred tax assets. Under GAAP reporting, a valuation allowance may be recorded against the deferred tax asset and reflected as an expense for financial reporting purposes.

            (i) Statutory policy reserves are based on statutory mortality and interest assumptions prescribed or permitted by statutes, without consideration of lapses or withdrawals. Under GAAP, statutory policy reserves for life insurance consider lapses and withdrawals. In addition, the effect, if any, on reserves due to a change in reserve because of a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations.

            (j) Premium receipts on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees, which are recognized when assessed against the policyholder account balance. Additionally, under GAAP, premium receipts on universal life-type contracts arc considered deposits and are recorded as interest-bearing liabilities.

                                                                     (Continued)
                                       8

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

            (k) Comprehensive income and its components are not presented in the statutory financial statements.

            (l) The statement of cash flow differs in certain respects from the presentation required by Statement of Financial Accounting Standards (SFAS) No. 95, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with original maturities of one year or less.

      (B)   RISKS AND UNCERTAINTIES

            Certain risks and uncertainties are inherent to the Company's day-to-day operations and to the process of preparing its statutory financial statements. The more significant of those risks and uncertainties, as well as the Company's method for mitigating the risks, are presented below and throughout the notes to the statutory financial statements.

            - Statutory Financial Statements--The preparation of statutory financial statements in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            - Investments--The Company is exposed to risks that issuers of securities owned by the Company will default or that interest rates will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is exposed to prepayment risk. As interest rates decline, the rate at which these securities pay down principal will generally increase. Management mitigates these risks by investing in high-grade securities and by matching maturities of its investments with the anticipated payouts of its liabilities.

            - External Factors--The Company is regulated by the NAIC and the Missouri Department of Insurance. Such regulations, among other things, limit the amount of dividends, require and monitor minimum surplus levels, and impose restrictions on the diversification, amount, and types of investments.

            - Reinsurance--Reinsurance contracts do not relieve the Company from its obligations to reinsureds. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that any liability arising from this contingency would not be material to the Company's financial position.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      (C)   INVESTMENTS

            Investments are valued on the basis prescribed by the Committee on Valuation of Securities of the NAIC. Investments are generally stated as follows:

            - Investments in bonds with an NAIC rating designation of 1 through 5 are carried at amortized cost, whereas bonds with an NAIC rating of 6 are assigned specific year-end values by the NAIC and are written down to SVO assigned values by charging statutory surplus.

            - Unaffiliated common stocks are stated at values prescribed by the SVO of the NAIC.

            - Investments in subsidiaries and affiliates in which the Company has an interest of 10% or more are carried on the statutory equity basis. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

            - Mortgage loans are carried at their aggregate unpaid balances. Investments in mortgage loans are deemed to be impaired when it is probable that a reporting entity will be unable to collect all amounts due according to the contractual terms of the agreement. Accordingly, the Company does not record an allowance for uncollectible mortgage loans until notified or becoming aware of an event of default.

            - Policy loans are carried at their aggregate unpaid balances and are collateralized by the cash surrender value of the policyholder's underlying life insurance policy.

            - Short-term investments, securities with a maturity of one year or less at date of acquisition, are carried at cost, which approximates fair value.

            - Other invested assets are carried at GAAP equity of $4,364,266 and $4,542,457 at December 31, 2006 and 2005, respectively.

            Net realized gains and losses on securities transactions are determined on a specific identification basis and are included in the statutory statements of income, net of federal income tax, subject to the provisions of the IMR.

            Investment income is recognized as earned. Fixed maturity securities, excluding mortgage-backed securities, are amortized using the straight-line method for amortization of premiums and discounts, which approximates the effective interest method. Amortized premiums and discounts are charged or credited to net investment income as part of the effective yield on the security. Mortgage-backed securities are carried at amortized cost using the scientific method, including anticipated prepayments utilizing published data when applying interest income. In accounting for mortgage-backed securities and CMOs, the Company uses the retrospective method.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

            Other-than-temporary declines in the fair value of investments are charged to earnings when it is determined that the Company does not have the ability and intent to hold an investment until a forcasted recovery of fair value up to (or beyond) the cost of the investment, which in certain cases may mean until maturity, or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

      (D)   POLICY RESERVES

            Statutory reserves for life insurance policies, other than single premium life insurance, have been computed primarily by the commissioners' reserve valuation method (CRVM) and net level premium reserve methods. These methods take into account statutory valuation mortality rates and valuation interest rates. Interest rates vary from 2.5% to 6.0%, depending on the year of issue and type of insurance. Mortality is based principally on 1958 CSO, 1958 CET, 1960 CSG, 1980 CSO, and 1980 CET, also depending on the issue year and type of insurance. Use of CRVM partially offsets the effect of immediate expensing of acquisition costs by providing a policy reserve increase in the first policy year, which is less than the reserve increase in renewal years.

            For single-premium life insurance policies, reserves have been computed by the universal life insurance reserve method and are based on 1980 CSO mortality with 4.5% interest.

            Annuity reserves are calculated by the commissioners' annuity reserve valuation method. This takes into account valuation interest rates, future guaranteed interest rates, surrender charges available at various dates into the future, and all other policy-guaranteed provisions, including the guaranteed settlement option rates in the policy forms.

            Supplementary contracts with life contingencies are based mainly on 1983 GAM.

      (E)   PREMIUMS AND RELATED COMMISSIONS

            Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new business, including acquisition costs such as sales commissions, are charged to operations as incurred.

      (F)   SEPARATE ACCOUNT

            Separate account assets and liabilities generally represent funds maintained in accounts to meet specific investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contract holders. The assets of the account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets and liabilities are carried at market value. Deposits are received and transferred to the separate account through the Company. Net investment income and realized and unrealized capital gains and losses on separate account assets are not reflected in the statements of income of the Company and are reflected directly in the separate account.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      (G)   PREFERRED STOCK

            The Company's board of directors declares and pays a cash dividend quarterly. The dividend is based on 7.75% of the par value of the preferred stock. Dividends of $232,500 were declared and paid during 2006, 2005, and 2004. There were no accrued and unpaid dividends related to the preferred stock at December 31, 2006 or 2005.

      (H)   FAIR VALUES OF FINANCIAL INSTRUMENTS

            Fair values for bonds are based upon market quotations from the Valuation of Securities Manual of the SVO of the NAIC.

            Common stocks of unaffiliated entities are carried at fair value, as determined by the SVO.

            The fair value for policy loans are estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of this calculation.

            For the remaining instruments, management believes the carrying value approximates fair value due to the short maturity, terms, and fluctuations in market conditions of those instruments.

            The estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      (I)   CONCENTRATIONS OF INVESTMENT ASSET CREDIT RISK

            The amortized cost of bonds at December 31, 2006 and 2005, by NAIC rating classification, are shown below:

                                                   2006                               2005
                                     ------------------------------     -----------------------------
                                       AMORTIZED                           AMORTIZED
                                          COST          PERCENTAGE            COST        PERCENTAGE
                                     --------------    ------------     --------------    -----------
Class 1--highest quality             $  405,137,206            95.9%    $  375,736,570           93.3%
Class 2--high quality                    16,669,484             3.9         27,119,936            6.7
Class 3--medium quality                     708,752             0.2                 --             --
Class 4--low quality                             --              --                 --             --
Class 5--lower quality                           --              --                 --             --
Class 6--in or near default                      --              --                 --             --
                                     --------------    ------------     --------------    -----------
                                     $  422,515,442           100.0%     $ 402,856,506          100.0%
                                     ==============    ============     ==============    ===========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

            Bonds with ratings from AAA to BBB, as assigned by Standard and Poor's Corporation, are generally considered as investment-grade securities. Some securities issued by the United States government or an agency thereof are not rated, but are considered to be investment grade. The NAIC regards United States treasuries and agencies and all A ratings as Class 1 (highest quality), BBB ratings as Class 2 (high quality), BB ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality), and D ratings as Class 6 (in or near default).

      (J)   RECLASSIFICATIONS

            Certain items in the prior year's financial statements have been reclassified to conform to the current year's presentation.

(3)   INVESTMENTS

      The amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of investments in bonds at December 31, 2006 and 2005 are as follows:

                                                       DECEMBER 31, 2006
                                     ---------------------------------------------------------
                                                        GROSS         GROSS        ESTIMATED
                                      AMORTIZED      UNREALIZED     UNREALIZED       FAIR
                                        COST           GAINS          LOSSES        VALUE
                                     ------------   ------------   ------------   ------------
Bonds:
     U.S. Treasury securities
         and obligations of
         U.S. government
         corporations and agencies   $177,912,921        256,212      1,096,093    177,073,040
     Corporate securities              64,312,422      1,338,027        194,605     65,455,844
     Mortgage-backed securities       180,290,099             --             --    180,290,099
                                     ------------   ------------   ------------   ------------
                     Total           $422,515,442      1,594,239      1,290,698    422,818,983
                                     ============   ============   ============   ============
Common stocks:
     Banks, trusts, and insurance
         companies                   $    134,676        112,716             --        247,392
     Industrial and miscellaneous         781,199         70,406         51,744        799,861
                                     ------------   ------------   ------------   ------------
                     Total           $    915,875        183,122         51,744      1,047,253
                                     ============   ============   ============   ============

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

                                                       DECEMBER 31, 2005
                                   ---------------------------------------------------------
                                                      GROSS         GROSS        ESTIMATED
                                    AMORTIZED      UNREALIZED     UNREALIZED       FAIR
                                       COST           GAINS         LOSSES         VALUE
                                   ------------   ------------   ------------   ------------
Bonds:
    U.S. Treasury securities
       and obligations of
       U.S. government
       corporations and agencies   $142,037,950        777,186        414,551    142,400,585
    Corporate securities             79,418,423      3,177,662        499,511     82,096,574
    Mortgage-backed securities      181,400,133             --             --    181,400,133
                                   ------------   ------------   ------------   ------------
                Total              $402,856,506      3,954,848        914,062    405,897,292
                                   ============   ============   ============   ============
Common stocks:
    Banks, trusts, and insurance
       companies                   $    134,676         81,850             --        216,526
    Industrial and miscellaneous      1,003,101         19,472         89,903        932,670
                                   ------------   ------------   ------------   ------------
                Total              $  1,137,777        101,322         89,903      1,149,196
                                   ============   ============   ============   ============

      The amortized cost and estimated fair value of bonds at December 31, 2006, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                ESTIMATED
                                                 AMORTIZED        FAIR
                                                   COST           VALUE
                                                ------------   ------------
1 year or less                                  $ 17,366,475     17,380,330
After 1 year through 5 years                      66,597,383     66,541,922
After 5 years through 10 years                    90,770,697     91,295,299
After 10 years                                    67,490,788     67,311,333
                                                ------------   ------------
                                                 242,225,343    242,528,884
Mortgage-backed securities                       180,290,099    180,290,099
                                                ------------   ------------
                                                $422,515,442    422,818,983
                                                ============   ============

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      The following table presents the estimated fair value and gross unrealized losses on investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2006.

                                           LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                        -------------------------   -------------------------
                                                        GROSS                       GROSS
                                         ESTIMATED    UNREALIZED     ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSSES      FAIR VALUE      LOSSES
                                        -----------   -----------   -----------   -----------
Bonds:
    U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies        $24,414,162       355,119    27,072,748       740,974
    Corporate securities                  6,141,452        61,407     5,659,540       133,198
Common stocks:
    Industrial and miscellaneous            189,840        51,521        43,620           223
                                        -----------   -----------   -----------   -----------
                Total                   $30,745,454       468,047    32,775,908       874,395
                                        ===========   ===========   ===========   ===========

      The following table presents the estimated fair value and gross unrealized losses on investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2005.

                                           LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                        -------------------------   -------------------------
                                                         GROSS                      GROSS
                                         ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSSES      FAIR VALUE     LOSSES
                                        -----------   -----------   -----------   -----------
Bonds:
    U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies        $26,540,935       323,586     5,395,589        90,965
    Corporate securities                  3,392,033        51,159    10,193,105       448,352
Common stocks:
    Industrial and miscellaneous            227,800        72,112       190,040        17,791
                                        -----------   -----------   -----------   -----------
                Total                   $30,160,768       446,857    15,778,734       557,108
                                        ===========   ===========   ===========   ===========

      At December 31, 2006 and 2005, bonds having an amortized value of $2,337,269 and $3,721,592, respectively, were on deposit with state insurance departments in accordance with statutory reserve deposit requirements.

                                                                     (Continued)
                                       15

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      The Company's sales proceeds and realized gains and losses on securities are summarized as follows:

                                                             2006            2005            2004
                                                         ------------    ------------    ------------
Sales proceeds on fixed maturity securities              $ 80,987,876     124,341,346     158,421,297
                                                         ============    ============    ============
Fixed maturities:
     Gross gains                                         $    969,275       1,054,673       3,506,281
     Gross losses                                            (439,526)       (329,340)     (1,799,608)
Equity securities:
     Gross gains                                              666,774         250,387              --
     Gross losses                                                  --              --        (571,921)
Other invested assets:
     Gross gains                                              846,390              --              --
     Gross losses                                                  --         (42,447)       (303,109)
                                                         ------------    ------------    ------------
                                                            2,042,913         933,273         831,643
Adjustment for:
     Amount deferred for the IMR                             (349,633)       (478,782)     (2,018,631)
     Income taxes                                            (779,678)       (301,831)       (144,336)
                                                         ------------    ------------    ------------
          Net realized capital gains (losses)            $    913,602         152,660      (1,331,324)
                                                         ============    ============    ============

      Revenues in the accompanying statutory statements of operations for the years ended December 31, 2006 and 2005 include net investment income from the following sources:

                                                 2006            2005            2004
                                             ------------    ------------    ------------
U.S. government bonds                        $  7,399,031       7,886,810       7,864,414
Other bonds                                    14,001,650      11,346,408      11,081,066
Common stocks                                      12,705          12,690         105,489
Mortgage loans                                    566,110         495,858         498,250
Premium notes, policy loans, and liens            352,185         380,587         100,665
Cash and short-term investments                   831,753       1,152,131         236,570
Other                                             336,235         388,222         280,712
                                             ------------    ------------    ------------
    Gross investment income                    23,499,669      21,662,706      20,167,166

Investment expenses                              (322,862)       (489,838)       (336,728)
                                             ------------    ------------    ------------
    Net investment income                    $ 23,176,807      21,172,868      19,830,438
                                             ============    ============    ============

      The Company had no investments with an NAIC rating designation of 6 as of December 31, 2006 and 2005.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      The mortgage loan portfolio is diversified geographically and by property type as follows:

                               2006                     2005
                     -----------------------   -----------------------
                     STATEMENT                 STATEMENT
                       AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                     ----------   ----------   ----------   ----------
Geographic region:
     Atlantia        $1,167,767    1,167,767    1,217,611    1,217,611
     Mountain         1,450,749    1,450,749    1,716,657    1,716,657
     Pacific            360,153      360,153      577,489      577,489
     South Central    1,371,136    1,371,136    1,430,901    1,430,901
     North Central    4,374,709    4,374,709    4,730,342    4,730,342
                     ----------   ----------   ----------   ----------
                     $8,724,514    8,724,514    9,673,000    9,673,000
                     ==========   ==========   ==========   ==========
Property type:
     Office           2,969,248    2,969,248    3,146,420    3,146,420
     Other            5,755,266    5,755,266    6,526,580    6,526,580
                     ----------   ----------   ----------   ----------
                     $8,724,514    8,724,514    9,673,000    9,673,000
                     ==========   ==========   ==========   ==========

      This year, the maximum and minimum lending rates for mortgage loans were 8.25% and 5.44% for both the years ended December 31, 2006 and 2005. The maximum percentage of any one loan to the value of security, exclusive of insured and guaranteed of purchase money mortgages, is 72.8%. Properties securing mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan permitted by law on the land without buildings. There are no mortgage loans with payments based on cash flows generated by the property or that have a diminutive payment requirement.

      The Company held no mortgages with interest more than one year overdue. The Company had no admitted interest due on such mortgages.

(4)   FEDERAL INCOME TAXES

      The net deferred tax asset at December 31 and the change from the prior year are comprised of the following components:

                                                    2006           2005          CHANGE
                                                 -----------    -----------    -----------
Total gross deferred tax assets                  $ 1,553,559      1,638,862        (85,303)
Total deferred tax liabilities                      (536,367)      (336,363)      (200,004)
                                                 -----------    -----------    -----------
    Net deferred tax asset                         1,017,192      1,302,499       (285,307)
Deferred tax asset nonadmitted in
  accordance with SSAP No. 10                      (379,647)      (638,794)       259,147
                                                 -----------    -----------    -----------
    Admitted deferred tax asset                  $   637,545        663,705        (26,160)
                                                 ===========    ===========    ===========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      Deferred income tax assets and liabilities consist of the following major components:

                                                  2006           2005          CHANGE
                                               -----------    -----------    -----------
Deferred tax assets:
     Reserve discounting                       $   638,698        670,236        (31,538)
     Unearned premium reserve                      165,196        175,280        (10,084)
     Deferred acquisition costs                    740,979        784,317        (43,338)
     Other                                           8,686          9,029           (343)
                                               -----------    -----------    -----------
           Total deferred tax assets             1,553,559      1,638,862        (85,303)

     Nonadmitted deferred tax assets              (379,647)      (638,794)       259,147
                                               -----------    -----------    -----------
                                                 1,173,912      1,000,068        173,844
                                               -----------    -----------    -----------
Deferred tax liabilities:
     Unrealized gains on investments              (220,341)       (45,152)      (175,189)
     Book over tax basis on investments           (316,026)      (291,211)       (24,815)
                                               -----------    -----------    -----------
           Net change in admitted
             deferred tax liability               (536,367)      (336,363)      (200,004)
                                               -----------    -----------    -----------
           Net admitted deferred tax
             asset                             $   637,545        663,705        (26,160)
                                               ===========    ===========    ===========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      The Company's income tax incurred and change in deferred income tax for 2006, 2005, and 2004, differ from the amounts obtained by applying the federal statutory rate of 35%, 34% and 34% to income before income taxes as follows:

                                                      2006             2005             2004
                                                  ------------     ------------     ------------
Current income taxes incurred                     $  3,852,938        2,948,322        2,172,559
Federal tax on net capital gains and losses            779,678          301,831          144,336
Change in deferred income taxes                        285,307         (131,141)         394,127
                                                  ------------     ------------     ------------
         Total income tax reported                   4,917,923        3,119,012        2,711,022
                                                  ============     ============     ============
Income before taxes                                 12,808,702        9,712,084        8,480,296
Federal statutory rate                                      35%              34%              34%
                                                  ------------     ------------     ------------
         Expected income tax expense
           at 34% statutory rate                     4,483,046        3,302,109        2,883,301

Increase (decrease) in actual tax reported
  resulting from:
    Capital gains                                      779,678          301,831          144,336
    Amortization of IMR                               (214,542)        (247,592)        (314,544)
    Small-company deduction                           (158,230)        (274,577)        (358,213)
    DAC capitalization/amortization                    (44,612)        (127,676)         367,824
    Other                                               72,583          164,917          (11,682)
                                                  ------------     ------------     ------------
                   Total statutory income taxes   $  4,917,923        3,119,012        2,711,022
                                                  ============     ============     ============

      Under prior federal income tax law, one half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a tax account designated as "policyholders' surplus." The American Jobs Creation Act of 2004 was passed on October 22, 2004, which allows the policyholders' surplus to be distributed without being subject to tax. These distributions must were made during the 2005 or 2006 tax year. The Company did distribute this balance in policyholders' surplus account during this period.

      As of the end of 2006, the Company has approximately $3.7 million of untaxed policyholders' surplus. Should the balance in the policyholders' surplus become taxable, the tax computed at current rates would approximate $1.3 million. Once the American Job Creation Act of 2004 (the
      Act) expires, federal income taxes would become payable on all or a portion of this amount at the current tax rate (a) when and if distributions to the stockholder, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income; (b) if the Company ceases to be a life insurance company, as defined by the Internal Revenue Code, and such termination is not due to another life insurance company acquiring its assets in a nontaxable transaction; or (c) if the policyholders' surplus account exceeds certain premium or reserve levels. Upon expiration of the Act, the Company does not anticipate any transactions that would cause any part of this amount to become taxable.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      As of December 31, 2006, in the event future operating losses are incurred, the Company has the ability to carry back losses of approximately $30,850,000 to recover prior year taxes paid. The income available for offset will expire as follows:

Year ended December 31:
   2007                            $ 7,150,000
   2008                              9,550,000
   2009                             14,150,000

      The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

  2006                             $ 4,630,000
  2005                               3,250,000
  2004                               2,433,000

(5)   PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

      Deferred and uncollected life insurance premiums and annuity considerations are as follows:

                               DECEMBER 31, 2006         DECEMBER 31, 2005
                            -----------------------   -----------------------
                                           NET OF                    NET OF
        TYPE                  GROSS        LOADING      GROSS       LOADING
-------------------------   ----------   ----------   ----------   ----------
Ordinary new business       $   36,006       22,337      175,706       76,716
Ordinary renewal               865,573      667,543      798,327      596,373
Credit life                        572          463          405          280
Group life                   1,769,616    1,416,745    1,851,439    1,426,823
                            ----------   ----------   ----------   ----------
    Totals                  $2,671,767    2,107,088    2,825,877    2,100,192
                            ==========   ==========   ==========   ==========

(6)   RELATED-PARTY TRANSACTIONS

      The Company pays a majority of expenses on a direct basis to third-party vendors. Related parties provide the Company with certain administrative and marketing services on a direct cost reimbursement basis. Expenses incurred by the Company in 2006, 2005, and 2004 related to those services were $6,634,512, $11,542,391, and $10,923,611, respectively. In addition, commission and policy administration expenses paid by the Company in 2006, 2005, and 2004 related to policies serviced by related parties were $3,117,317, $1,982,782, and $1,802,349, respectively.

                                                                     (Continued)

\
                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      Certain related parties to the Company are third-party administrators through which the Company writes premiums. For the years ended December 31, 2006, 2005, and 2004, related parties, acting as third-party administrators, have written premiums of $14,117,980, $14,453,721, and $20,211,744, respectively, for the Company.

      The Company has ceded $2,018,986, $2,175,686, and $2,303,386 of life insurance in force at December 31, 2006, 2005, and 2004, respectively, to an insurance company owned by the president of the Company. American Service Life Insurance Company (ASLIC) received $301,062, $283,115, and $563,044 of ceded premium from the Company for the years ended December 31, 2006, 2005, and 2004, respectively. Fidelity Security Assurance Company (FSAC) received $54,439,550, $6,452,200, and $0 of ceded premiums from the Company for the years ended December 31, 2006, 2005, and 2004, respectively.

      On December 31, 2002, the Company issued an adjustable rate mortgage loan to Forrest T. Jones & Company, Inc. in the amount of $3,600,000 at a current rate of 6.48%, which is included in mortgage loans on real estate. The note is secured by a first lien as evidenced by a deed of trust on the building and property located at 3130 Broadway, Kansas City, MO. This loan is included as part of mortgage loans on real estate on the statutory statement of admitted assets, liabilities, and capital and surplus.

      The Company had a liability of $26,346 at December 31, 2006 and $33,984 at December 31, 2005 to ASLIC for reinsurance transactions. The Company had a liability of $549,622 at December 31, 2006 and $73,684 at December 31, 2005 to FSAC for reinsurance transactions. The Company had a receivable of $516,715 for the year ended December 31, 2006 and a receivable of $955,951 for the year ended December 31, 2005 for balances due under an agency relationship with Forrest T. Jones & Company, Inc.

      Other invested assets at December 31, 2006 and 2005 of $4,364,266 and $4,542,457, respectively, consist primarily of an investment in a limited partnership, the general partner of which is the president of the Company. The limited partnership is engaged in the speculative trading of commodity futures, option contracts, and other commodity interests, including forward contracts in foreign currencies.

(7)   REINSURANCE CEDED AND ASSUMED WITH OTHER INSURANCE COMPANIES

      In the ordinary course of business, the Company assumes business from and cedes business to a number of unrelated insurers under a variety of contracts. The existence of ceded reinsurance constitutes a means by which the Company has underwritten a portion of its business. This underwriting activity subjects the Company to certain risks. To the extent that reinsurers who are underwriting the Company's business become unable to meet their contractual obligations, the Company retains the primary obligation to its direct policyholders because the existence of this reinsurance does not discharge the Company from its obligation to its policyholders.

      The Company generally strives to diversify its credit risks related to reinsurance ceded. The Company has policies and procedures to approve reinsurers prior to entering into an agreement and also to monitor financial stability on a continuous basis. As of December 31, 2006 and 2005, the Company had no overdue reinsurance balances. In certain circumstances, the Company minimizes its reinsurances risk by requiring the reinsurer to establish a letter of credit in favor of the Company, having reinsurers place assets on deposit in a trust account, or the Company may withhold payment of funds to the reinsurer in amounts up to the reserve credits that are being claimed.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      The maximum amount of insurance the Company retains on any one life is $150,000.

      The Company follows a policy of reinsuring portions of ordinary life and accidental death coverages, as well as certain accident and health risks. The Company recorded reinsurance recoverable of $5,286,362 and $2,648,667 as of December 31, 2006 and 2005, respectively, which are included in due from reinsurers and other companies on the statements of admitted assets, liabilities, and capital and surplus. The Company also was liable to reinsurers for the amounts of $3,799,795 and $4,398,359 as of December 31, 2006 and 2005, respectively. Such liabilities are recorded in due to reinsurers and other companies on the statements of admitted assets, liabilities, and capital and surplus.

      A summary of reinsurance for each of the years in the two-year period ended December 31, 2006 follows:

                                                       ASSUMED        CEDED
                                         DIRECT       FROM OTHER     TO OTHER           NET
          DESCRIPTION                    AMOUNT       COMPANIES      COMPANIES         AMOUNT
-----------------------------------   ------------   ------------   ------------    ------------
2006:
    Life insurance in force (000's)   $  2,702,419        748,153     (1,314,195)      2,136,377
    Premiums:
       Life, annuity, and
          supplemental contracts        36,012,838      2,206,060    (11,280,860)     26,938,038
       Accident and health             319,621,465     11,709,048   (194,137,394)    137,193,119
    Policy benefits:
       Life, annuity, and
          supplemental contracts        42,091,031      2,332,716     (3,252,180)     41,171,567
       Accident and health             217,601,214      9,901,076   (128,918,848)     98,583,442
2005:
    Life insurance in force (000's)   $  2,791,381        910,009     (1,524,536)      2,176,854
    Premiums:
       Life, annuity, and
          supplemental contracts        45,098,577      2,355,410    (12,468,364)     34,985,623
       Accident and health             270,824,840         35,662   (151,465,885)    119,394,617
    Policy benefits:
       Life, annuity, and
          supplemental contracts        39,853,223      1,236,185     (3,432,601)     37,656,807
       Accident and health             167,273,850          1,708    (88,627,184)     78,648,374
2004:
    Life insurance in force (000's)   $  2,730,523        803,995     (1,477,977)      2,056,541
    Premiums:
       Life, annuity, and
          supplemental contracts        40,852,324     20,354,613    (10,667,296)     50,539,641
       Accident and health             260,092,898          7,382   (157,164,653)    102,935,627
    Policy benefits:
       Life, annuity, and
          supplemental contracts        36,554,989      1,432,978     (2,411,946)     35,576,021
       Accident and health             158,604,111         34,089    (95,984,420)     62,653,780

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

      Future policy and claim reserves are stated after reduction of applicable reinsurance reserves, which aggregated approximately $15,850,490 in 2006 and $15,203,477 in 2005 on life business and $38,929,323 in 2006 and
      $38,281,818 in 2005 on accident and health business.

      The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid losses by reinsurer, along with the A&M Best credit rating:

                                                                      RECOVERABLE    RECOVERABLE
                                                          CREDIT        ON PAID       ON UNPAID
              REINSURER                                   RATING        LOSSES          LOSSES
----------------------------------------------         ------------   -----------    -----------
General Re Life Corporation                                 A+        $        --      4,081,310
Folksamerica Reinsurance Company                            A                 135      3,678,733
American Trust Insurance Company Limited                    NR                 --      3,209,454
Everest Reinsurance Company                                 A+             13,558      2,666,367
Fidelity Security Assurance Company                         NR                 --      2,171,372
Optimum Re Ins Co.                                          A-             82,161      2,121,612
Standard Security Life Insurance Company of NY               A                 --      1,668,723
Fairmont Premier Insurance Company                          B++                --      1,428,836
Munich Reinsurance America, Inc.                             A                 --      1,165,884
Hannover Life Reassurance Co. of America                     A            319,336      1,030,039

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

(8)   DIRECT WRITTEN PREMIUMS

      Individual managing general agents (MGA) and third-party administrators
      (TPA) in which direct premiums written exceed 5% of total surplus at December 31 are as follows:

                                                                2006
------------------------------------------------------------------------------------------------------------------------------------
                NAME AND ADDRESS OF                                                                                   TOTAL DIRECT
                 MANAGING GENERAL                                                         TYPES OF         TYPES OF     PREMIUMS
                  AGENT OR THIRD-                         FEIN          EXCLUSIVE         BUSINESS         AUTHORITY    WRITTEN/
                PARTY ADMINISTRATOR                      NUMBER         CONTRACT          WRITTEN           GRANTED   PRODUCED BY
----------------------------------------------------  --------------  --------------  -----------------  -----------  --------------
American Trust Administrators, Inc.                    48-1066164          NO         Group Life         UPCCAB        $     287,529
7101 College Blvd #1200                                                               Group A&H          UPCCAB           16,036,084
Overland Park, KS 66210                                                               (Excess loss)
------------------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                               06-1587616          NO         Group A&H          UPCCAB           13,442,426
281 Farmington Avenue                                                                 (Excess loss)
Farmington, CT  06032
------------------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.               86-0349350          NO         Group A&H          UPCCAB           23,000,925
10324 South Dolfield Road
Owings Mills, MD 21117
------------------------------------------------------------------------------------------------------------------------------------
Medical Risk Managers                                  51-0309072          NO         Group A&H          UPCCAB           13,572,538
1170 Ellington Road                                                                   (Excess loss)
South Windsor, CT 06074
------------------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                                         23-3081650          NO         Group Life         UPCCAB                7,646
1595 Paoli Pike, Suite 103                                                            Group A&H                            7,045,814
West Chester, PA 19380                                                                (Excess loss)
------------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.                       75-2195089          NO         Group A&H          UPCCAB           12,766,109
6509 Windcrest Drive, Suite 200                                                       (Excess loss)
Plano, TX 75024
------------------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.                          22-3669968          NO         Group A&H          UPCCAB            6,667,907
d/b/a Marlton Risk Group                                                              (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
------------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.                31-1258935          NO         Group A&H          UPB               5,702,424
3070 Riverside Drive                                                                  Individual A&H     UPB                 184,940
Columbus, OH 43221
------------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.                          86-0344191          NO         Group Life         UPCCAB              579,687
2101 West Peoria Ave.                                                                 Group A&H          UPCCAB           24,144,491
Suite 100
Phoenix, AZ 85029-4928
------------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.                   33-0177357          NO         Group Life         P                 5,857,939
17722 Irvine Blvd.                                                                    Group A&H          UPB                 132,710
Tustin, CA 92780                                                                      Individual Life    P                 1,481,265
                                                                                      Group Annuity      P                 2,422,016
                                                                                      Individual Annuity P                   801,454
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.                        431292250          NO         Group Life         UPB                 754,046
3130 Broadway                                                                         Group Annuity      P                 4,261,208
Kansas City, MO 64111                                                                 Group A&H          UPB               4,985,067
                                                                                      Individual Life    UPB                  25,237
                                                                                      Individual Annuity P                 1,425,996
------------------------------------------------------------------------------------------------------------------------------------
                                           Total                                                                         145,585,458
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                                             16,676,969
                                                                                                                       -------------
                                           Total                                                                       $ 162,262,427
                                                                                                                       =============

      C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

                                                                       2005
------------------------------------------------------------------------------------------------------------------------------------
                NAME AND ADDRESS OF                                                                                     TOTAL DIRECT
                 MANAGING GENERAL                                                         TYPES OF         TYPES OF       PREMIUMS
                  AGENT OR THIRD-                         FEIN          EXCLUSIVE         BUSINESS         AUTHORITY      WRITTEN/
                PARTY ADMINISTRATOR                      NUMBER         CONTRACT          WRITTEN           GRANTED     PRODUCED BY
----------------------------------------------------  -----------       ---------     ----------------   ------------  -------------
American Trust Administrators, Inc.                    48-1066164          NO         Group Life         UPCCAB        $     334,075
7101 College Blvd #1200                                                               Group A&H          UPCCAB           16,721,875
Overland Park, KS 66210                                                               (Excess loss)
------------------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                               06-1587616          NO         Group A&H          UPCCAB            9,641,691
281 Farmington Avenue                                                                 (Excess loss)
Farmington, CT  06032
------------------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.                                   NO         Group A&H          UPCCAB           19,321,789
10324 South Dolfield Road
Owings Mills, MD 21117
------------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                                26-0067491          NO         Group Life         UPB                  18,954
961 E. Main Street                                                                    Group A&H          UPCCAB           15,227,938
Spartanburg, SC 29302                                                                 (Excess loss)
------------------------------------------------------------------------------------------------------------------------------------
Excess Benefits, Inc.                                  58-1897502          NO         Group A&H          UPCCCAB           3,215,897
1566 Thompson Bridge Road                                                             (Excess loss)
Gainsville, GA  30501
------------------------------------------------------------------------------------------------------------------------------------
Medical Risk Managers                                  51-0309072          NO         Group A&H          UPCCAB            5,034,638
1170 Ellington Road                                                                   (Excess loss)
South Windsor, CT 06074
------------------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                                         23-3081650          NO         Group A&H          UPCCAB            3,971,752
1595 Paoli Pike, Suite 103                                                            (Excess loss)
West Chester, PA 19380
------------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.                       75-2195089          NO         Group A&H          UPCCAB           12,955,281
6509 Windcrest Drive, Suite 200                                                       (Excess loss)
Plano, TX 75024
------------------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.                          22-3669968          NO         Group A&H          UPCCAB            8,624,055
d/b/a Marlton Risk Group                                                              (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
s-----------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.                31-1258935          NO         Group A&H          UPB               5,808,752
3070 Riverside Drive                                                                  Individual A&H     UPB                 204,128
Columbus, OH 43221
------------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.                          86-0344191          NO         Group Life         UPCCAB              779,951
2101 West Peoria Ave.                                                                 Group A&H          UPCCAB           25,610,800
Suite 100
Phoenix, AZ 85029-4928
------------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.                   33-0177357          NO         Group Life         P                 4,871,486
17722 Irvine Blvd.                                                                    Group A&H          UPB                   2,496
Tustin, CA 92780                                                                      Individual Life    P                 1,668,371
                                                                                      Group Annuity      P                 2,542,562
                                                                                      Individual Annuity P                   818,263
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.                        431292250          NO         Group Life         UPB                 759,386
3130 Broadway                                                                         Group Annuity      P                 4,958,403
Kansas City, MO 64111                                                                 Group A&H          UPB               5,381,141
                                                                                      Individual Life    UPB                  26,238
                                                                                      Individual Annuity P                 1,254,832
------------------------------------------------------------------------------------------------------------------------------------
                                           Total                                                                         149,754,754
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                                             18,161,039
                                                                                                                       -------------
                                           Total                                                                       $ 167,915,793
                                                                                                                       =============

      C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                       December 31, 2006, 2005, and 2004

                                                            2004
------------------------------------------------------------------------------------------------------------------------------------
                NAME AND ADDRESS OF                                                                                    TOTAL DIRECT
                 MANAGING GENERAL                                                          TYPES OF       TYPES OF        PREMIUMS
                  AGENT OR THIRD-                         FEIN          EXCLUSIVE          BUSINESS       AUTHORITY       WRITTEN/
                PARTY ADMINISTRATOR                      NUMBER         CONTRACT           WRITTEN        GRANTED s      PRODUCED BY
----------------------------------------------------   ----------       ---------     ------------------ -----------   -------------
American Trust Administrators, Inc.                    48-1066164          NO         Group Life         UPCCAB        $    375,652
7101 College Blvd #1200                                                               Group A&H          UPCCAB          16,572,651
Overland Park, KS 66210                                                               (Excess loss)
                                                                                      Individual A&H     PCCAB              402,800
------------------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                               06-1587616          NO         Group A&H          UPCCAB           7,028,621
281 Farmington Avenue                                                                 (Excess loss)
Farmington, CT  06032
------------------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.               86-0349350          NO         Group A&H          UPCCAB          14,521,580
10324 South Dolfield Road
Owings Mills, MD 21117
------------------------------------------------------------------------------------------------------------------------------------
Bardon Insurance Group, Inc.                                               NO         Group A&H          UPCCAB          12,579,066
8326 E. Hartford Drive, Suite 100                                                     (Excess loss)
Scottsdale, AZ  85255-5466
------------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                                26-0067491          NO         Group Life         UPB                 27,526
961 E. Main Street                                                                    Group A&H          UPCCAB          15,610,740
Spartanburg, SC 29302                                                                 (Excess loss)
------------------------------------------------------------------------------------------------------------------------------------
Excess Benefits, Inc.                                  58-1897502          NO         Group A&H          UPCCCAB          4,293,454
1566 Thompson Bridge Road                                                             (Excess loss)
Gainsville, GA  30501
------------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.                       75-2195089          NO         Group Life         UPB                  1,408
6509 Windcrest Drive, Suite 200                                                       Group A&H          UPCCAB          11,961,291
Plano, TX 75024
------------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.                31-1258935          NO         Group A&H          UPB              6,390,918
3070 Riverside Drive                                                                  Individual A&H     UPB                235,954
Columbus, OH 43221
------------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.                          86-0344191          NO         Group Life         UPCCAB             793,535
2101 West Peoria Ave.                                                                 Group A&H          UPCCAB          27,092,796
Suite 100
Phoenix, AZ 85029-4928
------------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.                   33-0177357          NO         Group Life         P                4,946,847
17722 Irvine Blvd.                                                                    Group A&H          UPB                  2,385
Tustin, CA 92780                                                                      Individual Life    P                1,859,803
                                                                                      Group Annuity      P                2,848,109
                                                                                      Individual Annuity P                1,020,089
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.                       43-1451185          NO         Group Life         UPB              1,307,529
3130 Broadway                                                                         Group A&H          UPB                602,935
Kansas City, MO 64111                                                                 Individual Life    UPB                231,996
                                                                                      Individual A&H     UPB                  9,188
                                                                                      Individual Annuity P                  570,128
                                                                                      Group Annuity      P                    2,592
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company                    43-1292250          NO         Group Life         UPB              2,645,299
3130 Broadway                                                                         Group Annuity      P                5,478,838
Kansas City, MO 64111                                                                 Group A&H          UPB              8,402,265
                                                                                      Individual Life    UPB                 50,930
                                                                                      Individual Annuity P                  910,044
------------------------------------------------------------------------------------------------------------------------------------
                                           Total                                                                        148,776,969
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                                            16,560,039
                                                                                                                       -------------
                                           Total                                                                       $165,337,008
                                                                                                                       =============

      C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                       December 31, 2006, 2005, and 2004

      The Company closely monitors the activities and financial controls of each of these MGAs and TPAs. This includes an on-site audit of each agent or administrator at least once per year by the Company's internal audit staff who review the policies and procedures, perform whatever cash and other testing as deemed appropriate, and then prepare a written report to management with their findings.

      Additionally, in those agencies where underwriting of risk is significant, the Company or its reinsurance partner engage independent consultants to perform periodic underwriting audits. The Company also requires each agent or administrator to submit detailed monthly reports on a timely basis including information on premiums, commissions, claims paid, and bank reconciliations where applicable. Administrators who perform claim payment functions provide detailed claim information to the Company's independent actuarial consultant for claim lag studies and other analysis pertinent to the coverage and loss experience. A summary of all available data is reviewed annually by management for each administrator to determine if the business relationship will be continued.

(9) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

      Withdrawal characteristics of annuity reserves, deposit-type contracts, and other liabilities without life or disability contingencies at December 31 are as follows:

                                                                           DECEMBER 31, 2006
                                                                   ----------------------------------
                                                                        AMOUNT             % OF TOTAL
                                                                   ----------------        ----------
Subject to discretionary withdrawal:
     (1)   With market value adjustment                            $             --             --
     (2)   At book value, less current surrender charge
              of 5% or more                                              58,342,121          20.42%
     (3)   At fair value                                                 12,808,002           4.48%
                                                                   ----------------          -----
     (4)   Total with adjustment or at market value                      71,150,123          24.90%
     (5)   At book value without adjustment
              (minimal or no charge)                                    185,232,719          64.83%

Not subject to discretionary withdrawal                                  29,333,689          10.27%
                                                                   ----------------         ------
                 Total (gross)                                          285,716,531         100.00%
                                                                                            ======
Reinsurance ceded                                                            17,970
                                                                   ----------------
                 Total (net)                                       $    285,698,561
                                                                   ================

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                       December 31, 2006, 2005, and 2004

                                                                               DECEMBER 31, 2005
                                                                         ----------------------------
                                                                            AMOUNT         % OF TOTAL
                                                                         -------------     ----------
Subject to discretionary withdrawal:
     (1)   With market value adjustment                                  $          --           --
     (2)   At book value, less current surrender charge
              of 5% or more                                                 62,660,580        21.56%
     (3)   At fair value                                                    13,782,332         4.74%
                                                                         -------------       ------
     (4)   Total with adjustment or at market value                         76,442,912        26.31%
     (5)   At book value without adjustment
              (minimal or no charge)                                       187,607,383        64.56%

Not subject to discretionary withdrawal                                     26,543,535         9.13%
                                                                           -----------       ------
                 Total (gross)                                             290,593,830       100.00%
                                                                                             ======
Reinsurance ceded                                                               36,147
                                                                         -------------
                 Total (net)                                             $ 290,557,683
                                                                         =============

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                       December 31, 2006, 2005, and 2004

(10)  AGGREGATE RESERVES AND CLAIMS RESERVES FOR ACCIDENT AND HEALTH POLICIES

      The claims portion of aggregate reserves and claims reserves for accident and health policies are based on estimates, which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2006 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustment to reserves is reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

                                                     2006                  2005                  2004
                                                  ------------         ------------         ------------
Balance at January 1, net of reinsurance
     recoverables of $30,161,765,
     $35,089,114, and $37,878,240 in 2006,
     2005, and 2004, respectively                 $ 18,152,392           18,193,833           18,307,052
                                                  ------------         ------------         ------------
Incurred related to:
     Current year                                   98,882,468           79,458,733           64,231,450
     Prior years                                        (8,216)          (1,855,621)          (1,318,560)
                                                  ------------         ------------         ------------
                 Total incurred                     98,874,252           77,603,112           62,912,890
                                                  ------------         ------------         ------------
Paid related to:
     Current year                                   88,948,006           70,338,351           55,275,268
     Prior years                                     9,114,555            7,306,202            7,750,841
                                                  ------------         ------------         ------------
                 Total paid                         98,062,561           77,644,553           63,026,109
                                                  ------------         ------------         ------------
Balance at December 31, net of
     reinsurance recoverables of
     $32,733,132, $30,161,765, and
     $35,089,114 in 2006, 2005, and 2004,
     respectively                                 $ 18,964,083           18,152,392           18,193,833
                                                  ============         ============         ============

      As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred decreased by $8,216, $1,855,621, and $1,318,560 during 2006, 2005, and 2004, respectively. The change in amounts is the result of normal reserve developments inherent in the uncertainty of establishing the liability for accident and health claim reserves.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                       December 31, 2006, 2005, and 2004

(11)  SEPARATE ACCOUNTS

      The separate accounts held by the Company relate to individual variable annuities of nonguaranteed value. The net investment experience of the separate accounts is credited directly to the policyholder and can be a positive or negative. These variable annuities provide an incidental death benefit of the greater of the account value or the premium less surrenders. The assets and the liability of these accounts are carried at market. This business is summarized in the table below.

                                                                                 NONGUARANTEED
                                                                                    ACCOUNTS
                                                                                 -------------
Premiums, considerations, or deposits for the year ended December 31, 2006        $   225,872
                                                                                  ===========

Reserves at December 31, 2006 for accounts with assets at:

     Market value (MV)                                                            $12,813,396
                                                                                  ===========
By withdrawal characteristics:
     Subject to discretionary withdrawal                                          $        --
     With MV adjustment                                                                    --
     At book value without MV adjustment and with current surrender charge
        of 5% or more                                                                      --
     At market value                                                               12,813,396
     At book value without MV                                                              --
                                                                                  -----------
                 Subtotal                                                          12,813,396

Not subject to discretionary withdrawal                                                    --
                                                                                  -----------
                 Total                                                            $12,813,396
                                                                                  ===========

      Transfers, as reported in the summary of operations of the separate accounts statement, are:

                                                       2006                2005                2004
                                                    -----------         -----------         -----------
Transfers to separate accounts for
     premiums                                       $   225,872             267,613          18,346,591
Transfers from separate accounts, other              (2,854,828)         (5,263,737)         (5,127,300)
                                                    -----------         -----------         -----------
                 Net transfers from separate
                    accounts                        $(2,628,956)         (4,996,124)         13,219,291
                                                    ===========         ===========         ===========
Transfers as reported in the statutory
     statements of operations of
     the Company                                    $(2,628,956)         (4,996,124)         13,219,037

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                       December 31, 2006, 2005, and 2004

(12)  COMMITMENTS AND CONTINGENCIES

      As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in the insurance guarantee funds. The Company is unable to estimate the possible amounts, if any, of such assessments at this time and, as such, is unable to determine the impact on the Company's financial position or results of operation.

      The Company is named defendant in various lawsuits by policyholders alleging breach of the Company's covenant of good faith and fair dealings. The lawsuits are primarily the result of the Company denying benefits, as it is the Company's interpretation that the plaintiffs misrepresented the facts in applying for a policy or the claims in question were not covered by the policy acquired. Lawsuits of this type are commonplace in the industry. The Company also is involved in several disputes with its reinsurance companies and third-party administrators. These disputes typically involve discrepancies between how much is owed between the parties. The Company intends to defend vigorously against these lawsuits and disputes and is of the opinion that, even if the Company is held liable, any monetary damages assessed most likely would not exceed the current reserves for these claims and, if so, the amount would not have a material impact on the Company's statutory financial statements.

(13)  REGULATORY MATTERS

      DIVIDEND RESTRICTIONS--The Company is a Missouri insurance company subject to statutory provisions under which (1) cash dividends may only be paid from statutory earned surplus and (2) the approval of the Missouri Department of Insurance is required for any extraordinary dividend, as defined by statute. Without prior approval of its domiciliary commissioner, dividends to common shareholders are limited by the laws of the state of Missouri to $8,955,764, an amount that is based on restrictions relating to statutory surplus.

      RISK-BASED CAPITAL--The NAIC has developed risk-based capital (RBC) standards that relate a life insurer's reported statutory capital and surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to protect the Company from various risks that it faces, such as asset risk, underwriting risk, and credit risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. The Company continues to monitor its internal capital requirements and the NAIC's RBC requirements. At December 31, 2006, the Company's total adjusted capital was in excess of the minimum capital requirements for all RBC action levels. Management believes that the Company's capital levels are sufficient to support the level of risk inherent in its operations.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2006, 2005, and 2004

(14)  FAIR VALUE OF FINANCIAL INSTRUMENTS

      The fair values of investment securities, including short-term investments and cash, are estimated based on prices received from the SVO of the NAIC or third-party securities dealers. Cash and short-term investment fair values approximate their carrying values. The following chart provides the amortized cost and estimated fair value of investment securities at December 31, 2006 and 2005:

                                                         2006                                     2005
                                            --------------------------------        --------------------------------
                                              STATEMENT          ESTIMATED           STATEMENT            ESTIMATED
             DESCRIPTION                        VALUE            FAIR VALUE            VALUE             FAIR VALUE
------------------------------------        ------------        ------------        ------------        ------------
Bonds:
     U.S. Treasury securities and
      obligations of U.S. government
        corporations and agencies           $177,912,921         177,073,040         142,037,950         142,400,585
     Corporate securities                     64,312,422          65,455,844          79,418,423          82,096,574
     Mortgage-backed securities              180,290,099         180,290,099         181,400,133         181,400,133
                                            ------------        ------------        ------------        ------------
                    Total                   $422,515,442         422,818,983         402,856,506         405,897,292
                                            ============        ============        ============        ============
Common stock:
     Banks, trusts, and insurance
        companies                           $    247,392             247,392             216,526             216,526
     Industrial and miscellaneous                799,861             799,861             932,670             932,670
                                            ------------        ------------        ------------        ------------
                    Total                   $  1,047,253           1,047,253           1,149,196           1,149,196
                                            ============        ============        ============        ============
Mortgage loans                              $  8,724,514           8,724,514           9,673,000           9,673,000
Other invested assets                          4,364,266           4,364,266           4,542,457           4,542,457

(15)  RECONCILIATION TO THE ANNUAL STATEMENT

      The Company incorrectly classified certain cash flow changes as financing activities in their statutory return. These amounts have been appropriately classified as an operating cash flow in the accompanying financial statements:

                                                                                      PER THE
                                                                                    ACCOMPANYING
                                              AS PREVIOUSLY                          FINANCIAL
                                                REPORTED          ADJUSTMENT         STATEMENTS
                                              -------------       ----------        ------------
Net cash provided by operations                 $5,417,999         1,472,666          6,890,665
                                                ==========        ==========         ==========
Net cash provided by (used in)
     financing and miscellaneous sources        $4,959,571        (1,472,666)         3,486,905
                                                ==========        ==========         ==========

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS

The Financial Statements of the Separate Account and the Company are included in Part B hereof.

B. EXHIBITS

  1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

  2.  Not Applicable.

  3. (i) Draft Distribution Agreement.**
    (ii) Draft Affiliation Agreement.**
    (iii) Draft Form of Selling Agreement.**
    (iv) Form of Principal Underwriter's Agreement.++

  4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract.**
     (ii) IRA Endorsement.**
    (iii) 403(b) Endorsement.**
     (iv) Unisex Endorsement.**
      (v) Company Completion Benefit.**
     (vi) Company Completion Benefit.**
    (vii) Loan Provision Endorsement.**
   (viii) 401 Plan Endorsement.**
     (ix) 457 Plan Endorsement.**
      (x)  Terminal Illness and Nursing Home or Hospital Confinement
           Endorsement.**
     (xi) Roth 408(a) Endorsement.**

  5. Application Forms.**

  6. (i) Copy of Articles of Incorporation of the Company.*
    (ii) Copy of the Bylaws of the Company.*

  7. Not Applicable.

  8. (i) Form of IMSF Participation Agreement.**

      (ii)(a) Form of Janus Participation Agreement.+

      (ii)(b) Letter Agreement - Supplement to Janus Participation Agreement.

     (iii) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++

  (iii)(a) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++

  (iii)(b) Form of Shareholder Information Agreement - Morgan Stanley Distribution, Inc.

     (iv) Form of Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

  (iv)(a) Form of Amendment No. 1 to Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

  (iv)(b) Amendment to Fund Participation Agreement between DWS Scudder Distributors, Inc. and Fidelity Security Life Insurance Company.

      (v) Form of Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Insurance Series and Federated Securities Corp.++

   (v)(a) Form of Amendment to Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Federated Insurance Series and Federated Securities Corp. ++

   (v)(b) Shareholder Information Agreement by and between Federated Securities Corp. and Fidelity Security Life Insurance Company.

     (vi) Form of Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

   (vi)(a) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

   (vi)(b) Rule 22c-2 Shareholder Information Agreement by and between MFS Fund Distributors, Inc. and Fidelity Security Life Insurance Company.

  (vii)(a) Form of Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and Fidelity Security Life Insurance Company.++

  (vii)(b) Form of Shareholder Information Agreement - Van Kampen Funds Inc.

 (viii)(a) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and the Company+++

 (viii)(b) Rule 22c-2 Agreement - Lord Abbett

     (ix) Form of Participation Agreement between Fidelity Security Life Insurance Company and The Dreyfus Corporation.+++

   9. Opinion and Consent of Counsel.

  10. Consent of Independent Registered Public Accounting Firm.

  11. Not Applicable.

  12. Not Applicable.

  13. Not Applicable.

  14. Not Applicable.

  15. Company Organizational Chart.***

  * Incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

  ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 14, 1999.

  *** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 26, 2002.

  + Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on May 1, 2003.

  ++ Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on November 30, 2004.

  +++ Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 29, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Executive Officers and Directors of the Company:

  Name and Principal                      Position and Offices
  Business Address*                          with Depositor
  - -----------------------       ----------------------------------------
  Richard Forrest Jones         Chief Executive Officer, Chief Financial
                                Officer, President, Treasurer and Director

  Michael Eugene Hall           Sr. Vice President, Director

  Mark Linsley Burley           Vice President of Administration

  William Robert Hobbs II       Vice President, Controller and Assistant Secretary
                                and Director

  David James Smith III         Senior Vice President, Secretary and Director

  Dorothy Marie Jones           Director


  Albert Harry Wohlers          Director
  1440 N. Northwest Hwy.
  Park Ridge, IL

  George John Bereska           Director

  Richard L. Andrews            Director
  118 Hill Hall
  Columbia, MO

  Larry G. Vogt                 Director
  3822 Summit
  Kansas City, MO 64111

  David G. Ruf, Jr.             Director

  Alan E. Zink                  Director

* The principal business address for all officers and directors listed above is 3130 Broadway, Kansas City, Missouri 64111-2406 except as noted above.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2007, there were 562 Qualified Contract Owners and 23 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Bylaws of the Company (Article XII) provide, in part, that:

The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Not Applicable.

(b) National Pension & Group Consultants, Inc. ("NPGC") is the principal underwriter for the Contracts. The following persons are the officers and directors of NPGC. The principal business address for each officer and director of NPGC is 3130 Broadway, Kansas City, MO 64111-2406.

        Name and Principal  Positions and Offices
        Business Address    with Underwriter
        ----------------    ----------------

        Richard F. Jones    President, Treasurer
        Michael E. Hall     Vice President
        Stephen A. Elliott  Chief Compliance Officer and Secretary

(C)


        Name of                Net Underwriting
        Principal                Discounts &              Compensation on      Brokerage
        Underwriter              Commissions                 Redemption        Commissions       Compensation

National Pension & Group
Consultants, Inc.                 $-0-                       $-0-               $16,077            $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Daniel Surber, whose address is 3130 Broadway, Kansas City, Missouri 64111-2406, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

  a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

  b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  d. Fidelity Security Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


  1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

  2.   Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

  3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

  4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Kansas City and State of Missouri, on this 24th day of April, 2007.



                             FSL SEPARATE ACCOUNT M
                               (Registrant)

                           By: FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                           By: /s/DAVID J. SMITH
                               ---------------------------------------


                               FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                           By: /s/DAVID J. SMITH
                               -----------------------------------


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                     Title                      Date
  ---------                     -----                      ----

                              Chief Executive Officer,
  /s/Richard F. Jones*        Chief Financial Officer,     4-24-07
  ------------------------    President, Treasurer         --------
  Richard F. Jones            and Director (Principal
                              Executive Officer and
                              Principal Financial
                              Officer)


 /s/DAVID J. SMITH
 ------------------------     Director                     4-24-07
  David J. Smith                                           --------



  /s/William R. Hobbs II*     Vice President, Controller  4-24-07
  - -----------------------   and Assistant Secretary      --------
  William R. Hobbs II         and Director


  /s/Michael E. Hall*        Director                     4-24-07
  ------------------------                                --------
  Michael E. Hall



  /s/Dorothy M. Jones*       Director                     4-24-07
  ------------------------                                --------
  Dorothy M. Jones



  /s/Albert H. Wohlers*      Director                     4-24-07
  ------------------------                                --------
  Albert H. Wohlers



  /s/Larry G. Vogt*          Director                     4-24-07
  ------------------------                                --------
  Larry G. Vogt



  /s/George J. Bereska*      Director                     4-24-07
  ------------------------                                --------
  George J. Bereska



  /s/Richard L. Andrews*     Director                      4-24-07
  ------------------------                                 --------
  Richard L. Andrews


  /s/David G. Ruf, Jr.*      Director                      4-24-07
  ------------------------                                 --------
  David G. Ruf, Jr.



  /s/Alan E. Zink*           Director                      4-24-07
  ------------------------                                 --------
  Alan E. Zink*


  *By: /s/DAVID J. SMITH
       ---------------------------------------
         David J. Smith
         Attorney-in-Fact




                                POWER OF ATTORNEY

I do hereby constitute and appoint DAVID J. SMITH III and MARK L. BURLEY or either of them, my true and lawful attorneys to execute registration statements to be filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and to do any and all acts and things and to execute any and all instruments for me and in my name in the capacities indicated below, which said attorneys, or either of them, may deem necessary or advisable to enable Fidelity Security Life Insurance Company on behalf of FSL Separate Account M (the "Registrant") to comply with the 1933 Act and the 1940 Act, and any rules, regulations and requirements of the SEC, in connection with such registration statements, including specifically, but without limitation, power and authority to sign for me in the capacity indicated below, post-effective amendments to the Registrant's registration statement on Form N-4 (File Nos. 333-69647, 811-09167); and I do hereby ratify and confirm all that the said attorneys, or either of them, shall do or cause to be done by virtue of this power of attorney.


Name                 Signature                              Title                                            Date
----------------    ---------------------------        -------------------------                          --------------



Richard F. Jones     /s/RICHARD F. JONES                  Chief Executive                                   4-24-07
                                                          Officer, Chief
                                                          Financial Officer,
                                                          President, Treasurer
                                                          and Director
                                                          (Principal Executive
                                                          Officer and Principal
                                                          Financial Officer)

David J. Smith       /s/DAVID J. SMITH                    Senior Vice President,                            4-24-07
                                                          Secretary and Director

William R. Hobbs II  /s/WILLIAM R. HOBBS II               Vice President,                                   4-24-07
                                                          Controller and
                                                          Assistant Secretary
                                                          and Director

Michael E. Hall      /s/MICHAEL E. HALL                   Senior Vice President                             4-24-07
                                                          and Director

Dorothy M. Jones     /s/DOROTHY M. JONES                  Director                                          4-24-07


Albert H. Wohlers    /s/ALBERT H. WOHLERS                 Director                                          4-24-07


Larry G. Vogt        /s/LARRY G. VOGT                     Director                                          4-24-07


George J. Bereska    /s/GEORGE J. BERESKA                 Director                                          4-24-07


Richard L. Andrews   /s/RICHARD L. ANDREWS                Director                                          4-24-07


David G. Ruf, Jr.    /s/DAVID G. RUF, JR.                 Director                                          4-24-07


Alan E. Zink         /s/ALAN E. ZINK                      Director                                          4-24-07



                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 10 TO

                                    FORM N-4


                                INDEX TO EXHIBITS

Exhibit                                                                                  Page

EX-99.B.8.(ii)(b)    Letter Agreement - Supplement to Janus Participation Agreement

EX-99.B.8.(iii)(b)   Form of Shareholder Information Agreement - Morgan Stanley
                     Distribution, Inc.

EX-99.B.8.(iv)(b)    Amendment to Fund Participation Agreement between DWS Scudder
                     Distributors, Inc. and Fidelity Security Life Insurance Company

EX-99.B.8.(v)(b)     Shareholder Information Agreement by and between Federated
                     Securities Corp. and Fidelity Security Life Insurance Company.

EX-99.B.8.(vi)(b)    Rule 22c-2 Shareholder Information Agreement by and between MFS
                     Fund Distributors, Inc. and Fidelity Security Life Insurance
                     Company

EX-99.B.8.(vii)(b)   Form of Shareholder Information Agreement - Van Kampen Funds Inc.

EX-99.B.8.(viii)(b)  Rule 22c-2 Agreement - Lord Abbett

EX-99.B.9.           Opinion and Consent of Counsel

EX-99.B.10.          Independent Registered Public Accounting Firm's Consent
